                                                                            2004
--------------------------------------------------------------------------------

Nationwide(R) VA Separate Account-B
June 30, 2004

[LOGO] The BEST of AMERICA(R)

                                                              Semi-Annual Report

AMERICA's
Exclusive

ANNUITY(SM)

--------------------------------------------------------------------------------

                                                [LOGO] Nationwide(R)

                                   Nationwide Life and Annuity Insurance Company
                                            Home Office: Columbus, Ohio

APO-3233-6/04

                              [LOGO] Nationwide(R)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                              PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide VA Separate Account-B.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                              /s/ Mark R. Thresher
                          ---------------------------
                          Mark R. Thresher, President
                                August 16, 2004

How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-B. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 39. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 35, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-B

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                   (UNAUDITED)

Assets:

   Investments at fair value:

      American Century VP - Balanced Fund - Class I (ACVPBal)
         349,495 shares (cost $2,326,262) .................................................   $ 2,383,558
      American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
         83,596 shares (cost $633,262) ....................................................       613,597
      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         256,581 shares (cost $1,476,052) .................................................     1,742,188
      American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         168,066 shares (cost $1,717,134) .................................................     1,717,636
      American Century VP - International Fund - Class I (ACVPInt)
         263,948 shares (cost $1,684,166) .................................................     1,726,218
      American Century VP - International Fund - Class III (ACVPInt3)
         89,417 shares (cost $494,713) ....................................................       584,786
      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         14,337 shares (cost $135,338) ....................................................       138,206
      American Century VP - Value Fund - Class I (ACVPVal)
         781,660 shares (cost $5,131,938) .................................................     6,354,897
      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         18,798 shares (cost $240,559) ....................................................       191,364
      Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         89,641 shares (cost $760,463) ....................................................       801,388
      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
         140,784 shares (cost $1,433,586) .................................................     2,087,833
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         20,862 shares (cost $271,492) ....................................................       299,581
      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         36,047 shares (cost $761,704) ....................................................       880,980
      Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         581,972 shares (cost $14,107,481) ................................................    16,976,123
      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         97,848 shares (cost $3,067,359) ..................................................     3,431,543
      Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
         56,765 shares (cost $1,095,030) ..................................................     1,147,790
      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         104,469 shares (cost $1,196,433) .................................................     1,176,326
      Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         647,773 shares (cost $12,451,651) ................................................    15,248,569
      Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr)
         362,097 shares (cost $9,145,283) .................................................    11,377,098
      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         1,976,268 shares (cost $12,761,917) ..............................................    12,707,400
      Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         83,434 shares (cost $1,148,674) ..................................................     1,299,066
      Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)
         178,902 shares (cost $2,722,146) .................................................     2,781,921
      Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
         348,325 shares (cost $5,316,169) .................................................     4,967,119
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
         669,728 shares (cost $13,405,633) ................................................    16,415,031
      Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)
         160,670 shares (cost $2,150,024) .................................................     2,030,867

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

      Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
         118,886 shares (cost $1,441,093) ................................................   $ 1,808,255
      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         117,705 shares (cost $1,321,938) ................................................     1,536,056
      Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
         12,858 shares (cost $176,345) ...................................................       179,494
      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         214,025 shares (cost $2,726,532) ................................................     3,334,507
      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         26,358 shares (cost $254,532) ...................................................       254,353
      Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
         18,410 shares (cost $215,747) ...................................................       216,497
      Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
         38,776 shares (cost $404,579) ...................................................       408,694
      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         851 shares (cost $3,249) ........................................................         3,183
      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         27,837 shares (cost $100,549) ...................................................       104,947
      Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
         17,409 shares (cost $147,331) ...................................................       167,472
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         559,439 shares (cost $6,865,519) ................................................     6,416,764
      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         120,176 shares (cost $975,072) ..................................................     1,230,602
      Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
         9,333 shares (cost $101,111) ....................................................       100,425
      Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
         18,782 shares (cost $190,967) ...................................................       192,895
      Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
         122,616 shares (cost $1,227,621) ................................................     1,309,538
      Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
         39,186 shares (cost $363,145) ...................................................       423,995
      Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
         53,114 shares (cost $542,790) ...................................................       557,698
      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         8,550 shares (cost $52,614) .....................................................        53,607
      Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         104 shares (cost $990) ..........................................................           985
      Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         155,067 shares (cost $3,423,324) ................................................     3,541,724
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         11,411,455 shares (cost $11,411,455) ............................................    11,411,455
      Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
         308,676 shares (cost $2,717,777) ................................................     3,222,577
      Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
         9,661 shares (cost $90,337) .....................................................       119,223
      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         23,149 shares (cost $286,136) ...................................................       310,656
      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         455,787 shares (cost $3,912,004) ................................................     5,556,044
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         323,290 shares (cost $5,548,825) ................................................     7,503,551
      Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
         19,677 shares (cost $212,832) ...................................................       208,774
      Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
         71,598 shares (cost $701,074) ...................................................       687,339
      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         18,628 shares (cost $379,868) ...................................................       407,576

      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         14,895 shares (cost $54,321) ..................................................   $     53,025
      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         17,864 shares (cost $71,892) ..................................................         62,522
      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         4,637 shares (cost $98,034) ...................................................        105,501
      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         5,650 shares (cost $124,119) ..................................................        127,701
      Neuberger Berman AMT - Growth Portfolio(R) - I Class (NBAMTGro)
         99,093 shares (cost $945,574) .................................................      1,109,846
      Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard)
         42,994 shares (cost $549,715) .................................................        626,427
      Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) - I Class (NBAMTLMat)
         518,447 shares (cost $6,938,848) ..............................................      6,843,507
      Neuberger Berman AMT - Partners Portfolio(R) - I Class (NBAMTPart)
         226,398 shares (cost $2,882,655) ..............................................      3,674,435
      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         6,185 shares (cost $227,777) ..................................................        249,945
      Oppenheimer Balanced Fund/VA - Initial Class (OppBal)
         191,684 shares (cost $2,956,985) ..............................................      3,061,193
      Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
         455,443 shares (cost $4,971,411) ..............................................      4,996,209
      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         93,197 shares (cost $2,851,810) ...............................................      3,300,090
      Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)
         71,202 shares (cost $1,642,301) ...............................................      1,830,614
      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         172,723 shares (cost $3,032,286) ..............................................      4,419,981
      Oppenheimer Main Street Fund(R)/VA - Initial Class (OppMSFund)
         42,251 shares (cost $733,253) .................................................        825,162
      Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)
         195,470 shares (cost $3,216,208) ..............................................      4,038,406
      Strong VIF - Strong Discovery Fund II (StDisc2)
         48,333 shares (cost $479,882) .................................................        645,723
      Van Eck WIT - Worldwide Bond Fund - Class R1 (VEWrldBdR1)
         25,693 shares (cost $300,204) .................................................        307,283
      Van Eck WIT - Worldwide Bond Fund - Initial Class (VEWrldBd)
         49,018 shares (cost $620,580) .................................................        586,251
      Van Eck WIT - Worldwide Emerging Markets Fund - Class R1 (VEWrldEMktR1)
         7,755 shares (cost $86,696) ...................................................         91,507
      Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class (VEWrldEMkt)
         42,952 shares (cost $508,432) .................................................        506,829
      Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1)
         8,027 shares (cost $115,741) ..................................................        122,418
      Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)
         46,891 shares (cost $682,685) .................................................        714,623
      Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
         118,703 shares (cost $1,058,375) ..............................................      1,038,653
      Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)
         248,145 shares (cost $3,198,830) ..............................................      4,144,021
                                                                                           ------------
            Total investments ..........................................................    203,831,843
   Accounts receivable .................................................................         45,191
                                                                                           ------------
            Total assets ...............................................................    203,877,034
Accounts payable .......................................................................             --
                                                                                           ------------
Contract owners' equity (note 4) .......................................................   $203,877,034
                                                                                           ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                         Total      ACVPBal    ACVPCapAp   ACVPIncGr
                                                     ------------   --------   ---------   ---------
Investment activity:
   Reinvested dividends ..........................   $  2,617,973     39,104         --      25,636
   Mortality and expense risk charges (note 2) ...     (1,527,967)   (17,372)    (4,658)    (13,013)
                                                     ------------   --------   --------    --------
      Net investment income (loss) ...............      1,090,006     21,732     (4,658)     12,623
                                                     ------------   --------   --------    --------

   Proceeds from mutual fund shares sold .........     79,630,737    144,777     86,919     480,073
   Cost of mutual fund shares sold ...............    (72,863,598)  (161,546)  (108,214)   (377,935)
                                                     ------------   --------   --------    --------
      Realized gain (loss) on investments ........      6,767,139    (16,769)   (21,295)    102,138
   Change in unrealized gain (loss)
      on investments .............................     (3,377,775)    44,764     40,405     (42,477)
                                                     ------------   --------   --------    --------
      Net gain (loss) on investments .............      3,389,364     27,995     19,110      59,661
                                                     ------------   --------   --------    --------
   Reinvested capital gains ......................        467,411         --         --          --
                                                     ------------   --------   --------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  4,946,781     49,727     14,452      72,284
                                                     ============   ========   ========    ========

                                                     ACVPInflaPro    ACVPInt    ACVPInt3    ACVPUltra
                                                     ------------   --------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................       18,127       10,074       10,056         --
   Mortality and expense risk charges (note 2) ...       (6,892)     (13,420)     (10,596)    (1,379)
                                                       --------     --------   ----------   --------
      Net investment income (loss) ...............       11,235       (3,346)        (540)    (1,379)
                                                       --------     --------   ----------   --------

   Proceeds from mutual fund shares sold .........      201,468      246,885    1,396,079    339,784
   Cost of mutual fund shares sold ...............     (196,004)    (236,800)  (1,049,911)  (303,761)
                                                       --------     --------   ----------   --------
      Realized gain (loss) on investments ........        5,464       10,085      346,168     36,023
   Change in unrealized gain (loss)
      on investments .............................      (10,793)      24,452     (321,847)   (23,219)
                                                       --------     --------   ----------   --------
      Net gain (loss) on investments .............       (5,329)      34,537       24,321     12,804
                                                       --------     --------   ----------   --------
   Reinvested capital gains ......................          416           --           --         --
                                                       --------     --------   ----------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................        6,322       31,191       23,781     11,425
                                                       ========     ========   ==========   ========

                                                      ACVPVal    CSGPVen   CSIntFoc   CSSmCapGr
                                                     ---------   -------   --------   ---------
Investment activity:
   Reinvested dividends ..........................   $  62,440        --        --          --
   Mortality and expense risk charges (note 2) ...     (44,767)   (1,447)   (6,053)    (15,747)
                                                     ---------   -------   -------    --------
      Net investment income (loss) ...............      17,673    (1,447)   (6,053)    (15,747)
                                                     ---------   -------   -------    --------

   Proceeds from mutual fund shares sold .........     833,402    15,591    88,636     384,313
   Cost of mutual fund shares sold ...............    (617,082)  (30,467)  (83,760)   (366,273)
                                                     ---------   -------   -------    --------
      Realized gain (loss) on investments ........     216,320   (14,876)    4,876      18,040
   Change in unrealized gain (loss)
      on investments .............................      54,766    29,280     4,516     134,175
                                                     ---------   -------   -------    --------
      Net gain (loss) on investments .............     271,086    14,404     9,392     152,215
                                                     ---------   -------   -------    --------
   Reinvested capital gains ......................      48,436        --        --          --
                                                     ---------   -------   -------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 337,195    12,957     3,339     136,468
                                                     =========   =======   =======    ========

                                                     DrySmCapIxS   DrySRGro    DryStkIx    DryVIFApp
                                                     -----------   --------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................          --           60      115,170        871
   Mortality and expense risk charges (note 2) ...      (2,358)      (7,067)    (127,363)   (24,243)
                                                      --------     --------   ----------   --------
      Net investment income (loss) ...............      (2,358)      (7,007)     (12,193)   (23,372)
                                                      --------     --------   ----------   --------

   Proceeds from mutual fund shares sold .........     191,140      238,872    2,264,481    794,844
   Cost of mutual fund shares sold ...............    (166,367)    (285,860)  (2,271,608)  (688,092)
                                                      --------     --------   ----------   --------
      Realized gain (loss) on investments ........      24,773      (46,988)      (7,127)   106,752
   Change in unrealized gain (loss)
      on investments .............................       1,176       71,405      462,772    (37,488)
                                                      --------     --------   ----------   --------
      Net gain (loss) on investments .............      25,949       24,417      455,645     69,264
                                                      --------     --------   ----------   --------
   Reinvested capital gains ......................         484           --           --         --
                                                      --------     --------   ----------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      24,075       17,410      443,452     45,892
                                                      ========     ========   ==========   ========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     DryVIFGrInc    FedQualBd    FidVIPEI     FidVIPGr
                                                     -----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................    $   4,815       103,398      242,420       31,443
   Mortality and expense risk charges (note 2) ...       (8,589)      (16,274)    (111,924)     (87,797)
                                                      ---------    ----------   ----------   ----------
      Net investment income (loss) ...............       (3,774)       87,124      130,496      (56,354)
                                                      ---------    ----------   ----------   ----------

   Proceeds from mutual fund shares sold .........      103,042     3,852,068    1,441,413    3,791,819
   Cost of mutual fund shares sold ...............     (119,892)   (3,803,043)  (1,347,848)  (3,118,267)
                                                      ---------    ----------   ----------   ----------
      Realized gain (loss) on investments ........      (16,850)       49,025       93,565      673,552
   Change in unrealized gain (loss)
      on investments .............................       20,364      (140,708)     120,864     (426,704)
                                                      ---------    ----------   ----------   ----------
      Net gain (loss) on investments .............        3,514       (91,683)     214,429      246,848
                                                      ---------    ----------   ----------   ----------
   Reinvested capital gains ......................           --        22,695       57,911           --
                                                      ---------    ----------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $    (260)       18,136      402,836      190,494
                                                      =========    ==========   ==========   ==========

                                                       FidVIPHI    FidVIPOv   FidVIPOvR   FidVIPAM
                                                     -----------   --------   ---------   --------
Investment activity:
   Reinvested dividends ..........................       808,471     17,103      5,655     139,087
   Mortality and expense risk charges (note 2) ...       (84,167)   (10,457)    (8,021)    (37,021)
                                                     -----------   --------    -------    --------
      Net investment income (loss) ...............       724,304      6,646     (2,366)    102,066
                                                     -----------   --------    -------    --------

   Proceeds from mutual fund shares sold .........    13,897,152    208,993     31,051     307,088
   Cost of mutual fund shares sold ...............   (13,178,055)  (171,355)   (21,152)   (369,152)
                                                     -----------   --------    -------    --------
      Realized gain (loss) on investments ........       719,097     37,638      9,899     (62,064)
   Change in unrealized gain (loss)
      on investments .............................    (1,321,831)   (38,274)     2,686     (11,198)
                                                     -----------   --------    -------    --------
      Net gain (loss) on investments .............      (602,734)      (636)    12,585     (73,262)
                                                     -----------   --------    -------    --------
   Reinvested capital gains ......................            --         --         --          --
                                                     -----------   --------    -------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       121,570      6,010     10,219      28,804
                                                     ===========   ========    =======    ========

                                                      FidVIPCon    FidVIPIGBdS   FidVIPGrOp   FidVIPVaSS
                                                     -----------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................   $    49,331      64,527        9,671            --
   Mortality and expense risk charges (note 2) ...      (106,573)    (10,879)     (13,260)      (12,833)
                                                     -----------    --------      -------     ---------
      Net investment income (loss) ...............       (57,242)     53,648       (3,589)      (12,833)
                                                     -----------    --------      -------     ---------

   Proceeds from mutual fund shares sold .........     1,772,939      29,275       46,067     1,098,324
   Cost of mutual fund shares sold ...............    (1,483,423)    (30,801)     (36,234)     (843,322)
                                                     -----------    --------      -------     ---------
      Realized gain (loss) on investments ........       289,516      (1,526)       9,833       255,002
   Change in unrealized gain (loss)
      on investments .............................       633,718    (119,669)       6,707      (130,395)
                                                     -----------    --------      -------     ---------
      Net gain (loss) on investments .............       923,234    (121,195)      16,540       124,607
                                                     -----------    --------      -------     ---------
   Reinvested capital gains ......................            --      45,614           --         3,992
                                                     -----------    --------      -------     ---------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   865,992     (21,933)      12,951       115,766
                                                     ===========    ========      =======     =========

                                                     GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3
                                                     -----------   ------------   -----------   ------------
Investment activity:
   Reinvested dividends ..........................      12,234          8,217            7            141
   Mortality and expense risk charges (note 2) ...      (5,275)       (26,172)         (81)        (1,773)
                                                      --------      ---------       ------        -------
      Net investment income (loss) ...............       6,959        (17,955)         (74)        (1,632)
                                                      --------      ---------       ------        -------

   Proceeds from mutual fund shares sold .........     888,341      1,081,447       10,910         63,709
   Cost of mutual fund shares sold ...............    (906,388)      (759,081)      (9,750)       (51,467)
                                                      --------      ---------       ------        -------
      Realized gain (loss) on investments ........     (18,047)       322,366        1,160         12,242
   Change in unrealized gain (loss)
      on investments .............................         855       (135,893)      (1,992)       (34,156)
                                                      --------      ---------       ------        -------
      Net gain (loss) on investments .............     (17,192)       186,473         (832)       (21,914)
                                                      --------      ---------       ------        -------
   Reinvested capital gains ......................          --             --           80          1,557
                                                      --------      ---------       ------        -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (10,233)       168,518         (826)       (21,989)
                                                      ========      =========       ======        =======

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     GVITGlFin3   GVITGlHlth3   GVITGlTech   GVITGlTech3
                                                     ----------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................    $  1,405          --          --              --
   Mortality and expense risk charges (note 2) ...      (1,465)     (1,903)        (23)           (888)
                                                      --------     -------         ---         -------
      Net investment income (loss) ...............         (60)     (1,903)        (23)           (888)
                                                      --------     -------         ---         -------

   Proceeds from mutual fund shares sold .........      26,428      31,835          23          44,307
   Cost of mutual fund shares sold ...............     (24,099)    (30,718)        (23)        (39,062)
                                                      --------     -------         ---         -------
      Realized gain (loss) on investments ........       2,329       1,117          --           5,245
   Change in unrealized gain (loss)
      on investments .............................      (4,687)      8,164          26          (5,390)
                                                      --------     -------         ---         -------
      Net gain (loss) on investments .............      (2,358)      9,281          26            (145)
                                                      --------     -------         ---         -------
   Reinvested capital gains ......................       1,994       1,003          --              --
                                                      --------     -------         ---         -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $   (424)      8,381           3          (1,033)
                                                      ========     =======         ===         =======

                                                     GVITGlUtl3    GVITGvtBd   GVITGrowth   GVITIDAgg
                                                     ----------    ---------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................        980        269,785         782        406
   Mortality and expense risk charges (note 2) ...     (1,152)       (57,646)     (9,901)      (568)
                                                      -------     ----------    --------     ------
      Net investment income (loss) ...............       (172)       212,139      (9,119)      (162)
                                                      -------     ----------    --------     ------

   Proceeds from mutual fund shares sold .........     11,255      3,127,947     324,971      1,465
   Cost of mutual fund shares sold ...............    (10,220)    (3,227,931)   (260,450)    (1,373)
                                                      -------     ----------    --------     ------
      Realized gain (loss) on investments ........      1,035        (99,984)     64,521         92
   Change in unrealized gain (loss)
      on investments .............................      5,979       (323,539)    (29,517)    (1,565)
                                                      -------     ----------    --------     ------
      Net gain (loss) on investments .............      7,014       (423,523)     35,004     (1,473)
                                                      -------     ----------    --------     ------
   Reinvested capital gains ......................         --        159,949          --        940
                                                      -------     ----------    --------     ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      6,842        (51,435)     25,885       (695)
                                                      =======     ==========    ========     ======

                                                     GVITIDCon   GVITIDMod   GVITIDModAgg   GVITIDModCon
                                                     ---------   ---------   ------------   ------------
Investment activity:
   Reinvested dividends ..........................   $  2,138       9,026        1,997          4,999
   Mortality and expense risk charges (note 2) ...     (1,440)     (8,689)      (2,314)        (3,954)
                                                     --------    --------      -------        -------
      Net investment income (loss) ...............        698         337         (317)         1,045
                                                     --------    --------      -------        -------

   Proceeds from mutual fund shares sold .........     99,320     307,632       64,532         70,863
   Cost of mutual fund shares sold ...............    (94,487)   (254,862)     (50,332)       (65,082)
                                                     --------    --------      -------        -------
      Realized gain (loss) on investments ........      4,833      52,770       14,200          5,781
   Change in unrealized gain (loss)
      on investments .............................     (5,633)    (29,647)      (5,759)        (6,836)
                                                     --------    --------      -------        -------
      Net gain (loss) on investments .............       (800)     23,123        8,441         (1,055)
                                                     --------    --------      -------        -------
   Reinvested capital gains ......................        985       4,723        1,534          2,568
                                                     --------    --------      -------        -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $    883      28,183        9,658          2,558
                                                     ========    ========      =======        =======

                                                     GVITIntGro3   GVITJPBal   GVITSMdCpGr    GVITMyMkt
                                                     -----------   ---------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................        --           4              --          32,422
   Mortality and expense risk charges (note 2) ...      (186)         --         (23,658)        (96,274)
                                                        ----         ---        --------     -----------
      Net investment income (loss) ...............      (186)          4         (23,658)        (63,852)
                                                        ----         ---        --------     -----------

   Proceeds from mutual fund shares sold .........       160          --         299,268      16,738,089
   Cost of mutual fund shares sold ...............      (149)         --        (275,203)    (16,738,089)
                                                        ----         ---        --------     -----------
      Realized gain (loss) on investments ........        11          --          24,065              --
   Change in unrealized gain (loss)
      on investments .............................      (112)         (4)         97,705              --
                                                        ----         ---        --------     -----------
      Net gain (loss) on investments .............      (101)         (4)        121,770              --
                                                        ----         ---        --------     -----------
   Reinvested capital gains ......................        --          --              --              --
                                                        ----         ---        --------     -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      (287)         --          98,112         (63,852)
                                                        ====         ===        ========     ===========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     GVITNWFund   GVITLead3   GVITSmCapGr   GVITSmCapVal
                                                     ----------   ---------   -----------   ------------
Investment activity:
   Reinvested dividends ..........................   $  17,185          --           --             --
   Mortality and expense risk charges (note 2) ...     (25,082)       (943)      (2,685)       (42,056)
                                                     ---------     -------     --------      ---------
      Net investment income (loss) ...............      (7,897)       (943)      (2,685)       (42,056)
                                                     ---------     -------     --------      ---------

   Proceeds from mutual fund shares sold .........     446,388      30,634      200,667      1,631,265
   Cost of mutual fund shares sold ...............    (431,921)    (23,814)    (178,688)      (987,673)
                                                     ---------     -------     --------      ---------
      Realized gain (loss) on investments ........      14,467       6,820       21,979        643,592
   Change in unrealized gain (loss)
      on investments .............................      41,196        (678)      (8,667)      (271,245)
                                                     ---------     -------     --------      ---------
      Net gain (loss) on investments .............      55,663       6,142       13,312        372,347
                                                     ---------     -------     --------      ---------
   Reinvested capital gains ......................          --          --           --             --
                                                     ---------     -------     --------      ---------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  47,766       5,199       10,627        330,291
                                                     =========     =======     ========      =========

                                                     GVITSmComp   GVITTGroFoc   GVITTGroFoc3   GVITUSGro3
                                                     ----------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends ..........................           --          --           --               --
   Mortality and expense risk charges (note 2) ...      (63,447)        (67)          --          (14,536)
                                                     ----------     -------          ---       ----------
      Net investment income (loss) ...............      (63,447)        (67)          --          (14,536)
                                                     ----------     -------          ---       ----------

   Proceeds from mutual fund shares sold .........    2,619,916      14,807           --        2,484,487
   Cost of mutual fund shares sold ...............   (1,820,180)    (14,875)          --       (2,786,522)
                                                     ----------     -------          ---       ----------
      Realized gain (loss) on investments ........      799,736         (68)          --         (302,035)
   Change in unrealized gain (loss)
      on investments .............................     (295,678)        370           --          (15,518)
                                                     ----------     -------          ---       ----------
      Net gain (loss) on investments .............      504,058         302           --         (317,553)
                                                     ----------     -------          ---       ----------
   Reinvested capital gains ......................           --          --           --          112,530
                                                     ----------     -------          ---       ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      440,611         235           --         (219,559)
                                                     ==========     =======          ===       ==========

                                                     GVITVKMultiSec   JanCapAp   JanGlTechS2   JanGlTech
                                                     --------------   --------   -----------   ---------
Investment activity:
   Reinvested dividends ..........................     $  15,251            --          --           --
   Mortality and expense risk charges (note 2) ...        (4,740)       (2,618)       (472)        (481)
                                                       ---------      --------     -------      -------
      Net investment income (loss) ...............        10,511        (2,618)       (472)        (481)
                                                       ---------      --------     -------      -------

   Proceeds from mutual fund shares sold .........       285,730       259,791      71,381        9,000
   Cost of mutual fund shares sold ...............      (289,904)     (232,341)    (67,117)     (10,470)
                                                       ---------      --------     -------      -------
      Realized gain (loss) on investments ........        (4,174)       27,450       4,264       (1,470)
   Change in unrealized gain (loss)
      on investments .............................       (17,584)       (6,313)     (6,572)       1,092
                                                       ---------      --------     -------      -------
      Net gain (loss) on investments .............       (21,758)       21,137      (2,308)        (378)
                                                       ---------      --------     -------      -------
   Reinvested capital gains ......................            --            --          --           --
                                                       ---------      --------     -------      -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     $ (11,247)       18,519      (2,780)        (859)
                                                       =========      ========     =======      =======

                                                     JanIntGroS2   JanIntGro   NBAMTGro   NBAMTGuard
                                                     -----------   ---------   --------   ----------
Investment activity:
   Reinvested dividends ..........................          517         635          --           --
   Mortality and expense risk charges (note 2) ...       (1,970)     (1,024)     (8,003)      (6,981)
                                                      ---------     -------    --------   ----------
      Net investment income (loss) ...............       (1,453)       (389)     (8,003)      (6,981)
                                                      ---------     -------    --------   ----------

   Proceeds from mutual fund shares sold .........    1,123,512      20,398     179,625    1,924,095
   Cost of mutual fund shares sold ...............     (882,620)    (18,635)   (191,360)  (1,613,968)
                                                      ---------     -------    --------   ----------
      Realized gain (loss) on investments ........      240,892       1,763     (11,735)     310,127
   Change in unrealized gain (loss)
      on investments .............................     (199,743)     (2,251)     87,257     (246,265)
                                                      ---------     -------    --------   ----------
      Net gain (loss) on investments .............       41,149        (488)     75,522       63,862
                                                      ---------     -------    --------   ----------
   Reinvested capital gains ......................           --          --          --           --
                                                      ---------     -------    --------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       39,696        (877)     67,519       56,881
                                                      =========     =======    ========   ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                      NBAMTLMat    NBAMTPart   OppAggGro    OppBal
                                                     -----------   ---------   ---------   --------
Investment activity:
   Reinvested dividends ..........................   $        --          --         --      31,592
   Mortality and expense risk charges (note 2) ...       (42,562)    (28,627)    (1,837)    (22,361)
                                                     -----------    --------    -------    --------
      Net investment income (loss) ...............       (42,562)    (28,627)    (1,837)      9,231
                                                     -----------    --------    -------    --------

   Proceeds from mutual fund shares sold .........     1,185,678     727,085     62,979     202,765
   Cost of mutual fund shares sold ...............    (1,188,419)   (511,449)   (61,478)   (206,914)
                                                     -----------    --------    -------    --------
      Realized gain (loss) on investments ........        (2,741)    215,636      1,501      (4,149)
   Change in unrealized gain (loss) on
      investments ................................            88     (25,193)    20,648      15,789
                                                     -----------    --------    -------    --------
      Net gain (loss) on investments .............        (2,653)    190,443     22,149      11,640
                                                     -----------    --------    -------    --------
   Reinvested capital gains ......................            --          --         --          --
                                                     -----------    --------    -------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   (45,215)    161,816     20,312      20,871
                                                     ===========    ========    =======    ========

                                                       OppBdFd    OppCapAp   OppGlSec3   OppGlSec
                                                     ----------   --------   ---------   --------
Investment activity:
   Reinvested dividends ..........................      244,677     10,855      19,718     58,945
   Mortality and expense risk charges (note 2) ...      (38,989)   (25,165)    (11,829)   (34,202)
                                                     ----------   --------    --------   --------
      Net investment income (loss) ...............      205,688    (14,310)      7,889     24,743
                                                     ----------   --------    --------   --------

   Proceeds from mutual fund shares sold .........    1,150,376    490,063     285,082    758,439
   Cost of mutual fund shares sold ...............   (1,147,162)  (367,157)   (220,557)  (549,153)
                                                     ----------   --------    --------   --------
      Realized gain (loss) on investments ........        3,214    122,906      64,525    209,286
   Change in unrealized gain (loss) on
      investments ................................     (209,206)   (53,989)    (30,882)  (105,649)
                                                     ----------   --------    --------   --------
      Net gain (loss) on investments .............     (205,992)    68,917      33,643    103,637
                                                     ----------   --------    --------   --------
   Reinvested capital gains ......................           --         --          --         --
                                                     ----------   --------    --------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................         (304)    54,607      41,532    128,380
                                                     ==========   ========    ========   ========

                                                     OppMSFund     StOpp2     StDisc2   VEWrldBdR1
                                                     ---------   ----------   -------   ----------
Investment activity:
   Reinvested dividends ..........................   $   7,243           --        --         --
   Mortality and expense risk charges (note 2) ...      (6,288)     (33,221)   (4,663)      (496)
                                                     ---------   ----------   -------     ------
      Net investment income (loss) ...............         955      (33,221)   (4,663)      (496)
                                                     ---------   ----------   -------     ------

   Proceeds from mutual fund shares sold .........     253,994    2,655,154    62,935      6,755
   Cost of mutual fund shares sold ...............    (194,292)  (1,897,953)  (41,212)    (6,579)
                                                     ---------   ----------   -------     ------
      Realized gain (loss) on investments ........      59,702      757,201    21,723        176
   Change in unrealized gain (loss) on
      investments ................................     (43,416)    (310,607)   12,058      7,079
                                                     ---------   ----------   -------     ------
      Net gain (loss) on investments .............      16,286      446,594    33,781      7,255
                                                     ---------   ----------   -------     ------
   Reinvested capital gains ......................          --           --        --         --
                                                     ---------   ----------   -------     ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  17,241      413,373    29,118      6,759
                                                     =========   ==========   =======     ======

                                                     VEWrldBd   VEWrldEMktR1   VEWrldEMkt   VEWrldHAsR1
                                                     --------   ------------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................    103,080          --          4,212          --
   Mortality and expense risk charges (note 2) ...     (6,046)       (130)        (4,944)       (134)
                                                     --------      ------       --------      ------
      Net investment income (loss) ...............     97,034        (130)          (732)       (134)
                                                     --------      ------       --------      ------

   Proceeds from mutual fund shares sold .........    721,546       6,494        437,267       6,764
   Cost of mutual fund shares sold ...............   (734,016)     (6,712)      (320,316)     (6,303)
                                                     --------      ------       --------      ------
      Realized gain (loss) on investments ........    (12,470)       (218)       116,951         461
   Change in unrealized gain (loss) on
      investments ................................   (106,390)      4,811       (147,729)      6,676
                                                     --------      ------       --------      ------
      Net gain (loss) on investments .............   (118,860)      4,593        (30,778)      7,137
                                                     --------      ------       --------      ------
   Reinvested capital gains ......................         --          --             --          --
                                                     --------      ------       --------      ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    (21,826)      4,463        (31,510)      7,003
                                                     ========      ======       ========      ======

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     VEWrldHAs    VKEmMkt   VKUSRealEst
                                                     ---------   --------   -----------
Investment activity:

   Reinvested dividends ..........................   $   2,061         --           --
   Mortality and expense risk charges (note 2) ...      (4,928)    (6,271)     (32,637)
                                                     ---------   --------    ---------
      Net investment income (loss) ...............      (2,867)    (6,271)     (32,637)
                                                     ---------   --------    ---------

   Proceeds from mutual fund shares sold .........     267,830    431,616    1,137,222
   Cost of mutual fund shares sold ...............    (238,358)  (397,049)    (953,441)
                                                     ---------   --------    ---------
      Realized gain (loss) on investments ........      29,472     34,567      183,781
   Change in unrealized gain (loss) on
      investments ................................     (25,769)   (82,109)      81,168
                                                     ---------   --------    ---------
      Net gain (loss) on investments .............       3,703    (47,542)     264,949
                                                     ---------   --------    ---------
   Reinvested capital gains ......................          --         --           --
                                                     ---------   --------    ---------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $     836    (53,813)     232,312
                                                     =========   ========    =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                             Total                     ACVPBal
                                                  --------------------------   ---------------------
                                                      2004           2003         2004        2003
                                                  ------------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $  1,090,006     1,032,932      21,732      34,635
   Realized gain (loss) on investments ........      6,767,139   (13,190,361)    (16,769)    (88,251)
   Change in unrealized gain (loss)
      on investments ..........................     (3,377,775)   28,490,512      44,764     205,959
   Reinvested capital gains ...................        467,411        22,570          --          --
                                                  ------------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      4,946,781    16,355,653      49,727     152,343
                                                  ------------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        945,638       838,357       6,359      11,751
   Transfers between funds ....................             --            --      90,351     (71,939)
   Redemptions (note 3) .......................    (17,161,560)  (19,310,630)   (127,907)    (80,868)
   Annuity benefits ...........................        (10,864)      (14,981)         --          --
   Adjustments to maintain reserves ...........         12,385       128,508          63         (16)
                                                  ------------   -----------   ---------   ---------
         Net equity transactions ..............    (16,214,401)  (18,358,746)    (31,134)   (141,072)
                                                  ------------   -----------   ---------   ---------

Net change in contract owners' equity .........    (11,267,620)   (2,003,093)     18,593      11,271
Contract owners' equity beginning of period ...    215,144,654   209,794,312   2,365,032   1,928,997
                                                  ------------   -----------   ---------   ---------
Contract owners' equity end of period .........   $203,877,034   207,791,219   2,383,625   1,940,268
                                                  ============   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     15,068,798    17,567,588     160,958     154,557
                                                  ------------   -----------   ---------   ---------
   Units purchased ............................      5,808,444    12,385,943       7,416      14,960
   Units redeemed .............................     (6,527,319)  (13,385,717)     (9,483)    (26,788)
                                                  ------------   -----------   ---------   ---------
   Ending units ...............................     14,349,923    16,567,814     158,891     142,729
                                                  ============   ===========   =========   =========

                                                       ACVPCapAp              ACVPIncGr
                                                  ------------------   ---------------------
                                                    2004      2003        2004        2003
                                                  -------   --------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............    (4,658)    (5,802)     12,623       4,147
   Realized gain (loss) on investments ........   (21,295)  (162,247)    102,138    (468,262)
   Change in unrealized gain (loss)
      on investments ..........................    40,405    200,548     (42,477)    714,279
   Reinvested capital gains ...................        --         --          --          --
                                                  -------   --------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    14,452     32,499      72,284     250,164
                                                  -------   --------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        30      2,222      17,709         781
   Transfers between funds ....................   (27,162)  (176,112)   (217,336)    457,100
   Redemptions (note 3) .......................   (43,659)   (88,566)   (105,853)   (151,601)
   Annuity benefits ...........................        --         --          --          --
   Adjustments to maintain reserves ...........        27         (8)         45          (3)
                                                  -------   --------   ---------   ---------
         Net equity transactions ..............   (70,764)  (262,464)   (305,435)    306,277
                                                  -------   --------   ---------   ---------

Net change in contract owners' equity .........   (56,312)  (229,965)   (233,151)    556,441
Contract owners' equity beginning of period ...   669,925    962,166   1,975,400   2,984,597
                                                  -------   --------   ---------   ---------
Contract owners' equity end of period .........   613,613    732,201   1,742,249   3,541,038
                                                  =======   ========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    68,291    116,451     194,873     375,337
                                                  -------   --------   ---------   ---------
   Units purchased ............................     1,243      3,515      18,504     403,517
   Units redeemed .............................    (8,416)   (36,096)    (48,199)   (378,459)
                                                  -------   --------   ---------   ---------
   Ending units ...............................    61,118     83,870     165,178     400,395
                                                  =======   ========   =========   =========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     ACVPInflaPro             ACVPInt
                                                  -----------------   ---------------------
                                                     2004      2003      2004        2003
                                                  ----------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   11,235     --      (3,346)      1,975
   Realized gain (loss) on investments ........        5,464     --      10,085    (103,450)
   Change in unrealized gain (loss)
      on investments ..........................      (10,793)    (5)     24,452     169,208
   Reinvested capital gains ...................          416     --          --          --
                                                  ----------    ---   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................        6,322     (5)     31,191      67,733
                                                  ----------    ---   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        5,000     --          --        (974)
   Transfers between funds ....................    1,208,873    929    (121,406)   (327,078)
   Redemptions (note 3) .......................       (1,375)    --    (111,567)   (119,827)
   Annuity benefits ...........................           --     --        (491)     (1,115)
   Adjustments to maintain reserves ...........           33     (3)         50         418
                                                  ----------    ---   ---------   ---------
         Net equity transactions ..............    1,212,531    926    (233,414)   (448,576)
                                                  ----------    ---   ---------   ---------

Net change in contract owners' equity .........    1,218,853    921    (202,223)   (380,843)
Contract owners' equity beginning of period ...      498,813     --   1,929,132   2,554,509
                                                  ----------    ---   ---------   ---------
Contract owners' equity end of period .........   $1,717,666    921   1,726,909   2,173,666
                                                  ==========    ===   =========   =========

CHANGES IN UNITS:
   Beginning units ............................       48,791     --     142,015     230,611
                                                  ----------    ---   ---------   ---------
   Units purchased ............................      138,160     90          --         278
   Units redeemed .............................      (19,096)    --     (16,759)    (42,497)
                                                  ----------    ---   ---------   ---------
   Ending units ...............................      167,855     90     125,256     188,392
                                                  ==========    ===   =========   =========

                                                          ACVPInt3             ACVPUltra
                                                  ----------------------   -----------------
                                                     2004         2003       2004      2003
                                                  ----------   ---------   -------   -------
Investment activity:
   Net investment income (loss) ...............         (540)     (1,888)   (1,379)     (942)
   Realized gain (loss) on investments ........      346,168    (244,946)   36,023     9,999
   Change in unrealized gain (loss)
      on investments ..........................     (321,847)    394,511   (23,219)    7,233
   Reinvested capital gains ...................           --          --        --        --
                                                  ----------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       23,781     147,677    11,425    16,290
                                                  ----------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       12,487       9,217        --    24,000
   Transfers between funds ....................   (1,216,489)    400,104   (94,659)  (32,113)
   Redemptions (note 3) .......................     (136,456)    (78,560)   (1,543)  (20,945)
   Annuity benefits ...........................           --          --        --        --
   Adjustments to maintain reserves ...........           64         113        16        (6)
                                                  ----------   ---------   -------   -------
         Net equity transactions ..............   (1,340,394)    330,874   (96,186)  (29,064)
                                                  ----------   ---------   -------   -------

Net change in contract owners' equity .........   (1,316,613)    478,551   (84,761)  (12,774)
Contract owners' equity beginning of period ...    1,901,470   2,196,747   222,976   103,674
                                                  ----------   ---------   -------   -------
Contract owners' equity end of period .........      584,857   2,675,298   138,215    90,900
                                                  ==========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ............................      192,828     273,355    22,757    13,024
                                                  ----------   ---------   -------   -------
   Units purchased ............................        6,815     187,476    24,186    15,462
   Units redeemed .............................     (141,220)   (141,330)  (33,412)  (18,176)
                                                  ----------   ---------   -------   -------
   Ending units ...............................       58,423     319,501    13,531    10,310
                                                  ==========   =========   =======   =======

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           ACVPVal               CSGPVen
                                                  -----------------------   -----------------
                                                     2004         2003        2004      2003
                                                  ----------    ---------   -------   -------
Investment activity:
   Net investment income (loss) ...............   $   17,673       13,313    (1,447)   (1,067)
   Realized gain (loss) on investments ........      216,320     (998,117)  (14,876)  (49,613)
   Change in unrealized gain (loss)
      on investments ..........................       54,766    1,245,841    29,280    73,544
   Reinvested capital gains ...................       48,436           --        --        --
                                                  ----------   ----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      337,195      261,037    12,957    22,864
                                                  ----------   ----------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        5,559       28,722        --        --
   Transfers between funds ....................      169,472   (1,899,060)   (7,057)  (10,188)
   Redemptions (note 3) .......................     (226,649)    (394,332)   (7,088)  (10,791)
   Annuity benefits ...........................         (241)        (859)       --        --
   Adjustments to maintain reserves ...........          120         (136)       (1)      (16)
                                                  ----------   ----------   -------   -------
         Net equity transactions ..............      (51,739)  (2,265,665)  (14,146)  (20,995)
                                                  ----------   ----------   -------   -------

Net change in contract owners' equity .........      285,456   (2,004,628)   (1,189)    1,869
Contract owners' equity beginning of period ...    6,069,464    7,091,586   192,555   159,241
                                                  ----------   ----------   -------   -------
Contract owners' equity end of period .........   $6,354,920    5,086,958   191,366   161,110
                                                  ==========   ==========   =======   =======

CHANGES IN UNITS:
   Beginning units ............................      336,791      500,024    18,906    22,752
                                                  ----------   ----------   -------   -------
   Units purchased ............................       50,882      195,692        --        --
   Units redeemed .............................      (53,294)    (365,528)   (1,337)   (3,201)
                                                  ----------   ----------   -------   -------
   Ending units ...............................      334,379      330,188    17,569    19,551
                                                  ==========   ==========   =======   =======

                                                       CSIntFoc               CSSmCapGr
                                                  ------------------   ---------------------
                                                    2004      2003        2004        2003
                                                  -------    -------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............    (6,053)    (5,598)    (15,747)    (14,217)
   Realized gain (loss) on investments ........     4,876    (32,522)     18,040    (494,515)
   Change in unrealized gain (loss)
      on investments ..........................     4,516     95,872     134,175     842,174
   Reinvested capital gains ...................        --         --          --          --
                                                  -------    -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     3,339     57,752     136,468     333,442
                                                  -------    -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        --        (76)      1,730       2,733
   Transfers between funds ....................    (8,223)   (26,876)    (23,095)    (62,470)
   Redemptions (note 3) .......................   (74,360)   (77,986)   (280,833)   (111,322)
   Annuity benefits ...........................        --         --          --          --
   Adjustments to maintain reserves ...........        13         (7)         68         (17)
                                                  -------    -------   ---------   ---------
         Net equity transactions ..............   (82,570)  (104,945)   (302,130)   (171,076)
                                                  -------    -------   ---------   ---------

Net change in contract owners' equity .........   (79,231)   (47,193)   (165,662)    162,366
Contract owners' equity beginning of period ...   880,637    852,514   2,253,580   1,897,133
                                                  -------    -------   ---------   ---------
Contract owners' equity end of period .........   801,406    805,321   2,087,918   2,059,499
                                                  =======    =======   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    96,225    122,181     172,711     212,852
                                                  -------    -------   ---------   ---------
   Units purchased ............................        --         33       5,601      61,489
   Units redeemed .............................    (8,907)   (15,393)    (28,326)    (78,488)
                                                  -------    -------   ---------   ---------
   Ending units ...............................    87,318    106,821     149,986     195,853
                                                  =======    =======   =========   =========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       DrySmCapIxS            DrySRGro
                                                  ------------------   ---------------------
                                                     2004      2003       2004        2003
                                                  ---------   ------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $  (2,358)    (319)     (7,007)     (7,699)
   Realized gain (loss) on investments ........      24,773    2,437     (46,988)   (504,594)
   Change in unrealized gain (loss)
      on investments ..........................       1,176    3,474      71,405     587,824
   Reinvested capital gains ...................         484       --          --          --
                                                  ---------   ------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      24,075    5,592      17,410      75,531
                                                  ---------   ------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        (111)      --       5,758       4,848
   Transfers between funds ....................    (132,643)  58,356     (28,677)    (71,931)
   Redemptions (note 3) .......................      (2,150)      --    (114,537)   (119,011)
   Annuity benefits ...........................          --       --          --          --
   Adjustments to maintain reserves ...........         (10)      (4)         10         (24)
                                                  ---------   ------   ---------   ---------
         Net equity transactions ..............    (134,914)  58,352    (137,446)   (186,118)
                                                  ---------   ------   ---------   ---------

Net change in contract owners' equity .........    (110,839)  63,944    (120,036)   (110,587)
Contract owners' equity beginning of period ...     410,407   32,910   1,001,026   1,124,823
                                                  ---------   ------   ---------   ---------
Contract owners' equity end of period .........   $ 299,568   96,854     880,990   1,014,236
                                                  =========   ======   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      39,767    4,330      72,945     101,784
                                                  ---------   ------   ---------   ---------
   Units purchased ............................       5,077   10,205       7,057      23,652
   Units redeemed .............................     (18,189)  (3,139)    (17,060)    (41,603)
                                                  ---------   ------   ---------   ---------
   Ending units ...............................      26,655   11,396      62,942      83,833
                                                  =========   ======   =========   =========

                                                          DryStkIx                 DryVIFApp
                                                  -----------------------   ---------------------
                                                     2004         2003        2004        2003
                                                  ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............      (12,193)       3,407     (23,372)    (20,382)
   Realized gain (loss) on investments ........       (7,127)  (1,513,779)    106,752    (253,360)
   Change in unrealized gain (loss)
      on investments ..........................      462,772    3,048,917     (37,488)    480,012
   Reinvested capital gains ...................           --           --          --          --
                                                  ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      443,452    1,538,545      45,892     206,270
                                                  ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       99,213       40,707       1,665       5,705
   Transfers between funds ....................      (98,629)    (389,946)    406,096     (12,279)
   Redemptions (note 3) .......................   (1,255,660)    (815,609)   (346,604)   (234,778)
   Annuity benefits ...........................       (3,435)      (3,055)         --          --
   Adjustments to maintain reserves ...........          731       (1,567)         77          (8)
                                                  ----------   ----------   ---------   ---------
         Net equity transactions ..............   (1,257,780)  (1,169,470)     61,234    (241,360)
                                                  ----------   ----------   ---------   ---------

Net change in contract owners' equity .........     (814,328)     369,075     107,126     (35,090)
Contract owners' equity beginning of period ...   17,801,072   15,843,432   3,324,532   3,163,733
                                                  ----------   ----------   ---------   ---------
Contract owners' equity end of period .........   16,986,744   16,212,507   3,431,658   3,128,643
                                                  ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    1,036,744    1,167,942     270,005     306,829
                                                  ----------   ----------   ---------   ---------
   Units purchased ............................       64,365      437,682      72,769      83,563
   Units redeemed .............................     (136,569)    (527,295)    (67,316)   (108,712)
                                                  ----------   ----------   ---------   ---------
   Ending units ...............................      964,540    1,078,329     275,458     281,680
                                                  ==========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        DryVIFGrInc               FedQualBd
                                                  ----------------------   ----------------------
                                                     2004         2003        2004         2003
                                                  ----------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............   $   (3,774)     (3,965)      87,124      71,569
   Realized gain (loss) on investments ........      (16,850)   (211,617)      49,025      27,774
   Change in unrealized gain (loss)
      on investments ..........................       20,364     309,909     (140,708)     35,370
   Reinvested capital gains ...................           --          --       22,695          --
                                                  ----------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................         (260)     94,327       18,136     134,713
                                                  ----------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       21,132      13,538           --       5,187
   Transfers between funds ....................      (26,653)   (236,960)  (3,383,902)  1,811,840
   Redemptions (note 3) .......................      (54,362)    (81,509)     (88,984)    (99,161)
   Annuity benefits ...........................           --          --           --          --
   Adjustments to maintain reserves ...........           26         (16)          34           5
                                                  ----------   ---------   ----------   ---------
         Net equity transactions ..............      (59,857)   (304,947)  (3,472,852)  1,717,871
                                                  ----------   ---------   ----------   ---------

Net change in contract owners' equity .........      (60,117)   (210,620)  (3,454,716)  1,852,584
Contract owners' equity beginning of period ...    1,207,938   1,347,612    4,631,063   2,620,103
                                                  ----------   ---------   ----------   ---------
Contract owners' equity end of period .........   $1,147,821   1,136,992    1,176,347   4,472,687
                                                  ==========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................      103,025     143,370      420,547     245,375
                                                  ----------   ---------   ----------   ---------
   Units purchased ............................        3,370       5,725       34,637     212,103
   Units redeemed .............................       (8,484)    (39,056)    (347,559)    (54,974)
                                                  ----------   ---------   ----------   ---------
   Ending units ...............................       97,911     110,039      107,625     402,504
                                                  ==========   =========   ==========   =========

                                                          FidVIPEI                  FidVIPGr
                                                  -----------------------   -----------------------
                                                     2004         2003         2004         2003
                                                  ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............      130,496      190,286      (56,354)     (48,804)
   Realized gain (loss) on investments ........       93,565   (2,401,875)     673,552   (1,366,985)
   Change in unrealized gain (loss)
      on investments ..........................      120,864    3,483,883     (426,704)   2,788,080
   Reinvested capital gains ...................       57,911           --           --           --
                                                  ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      402,836    1,272,294      190,494    1,372,291
                                                  ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       83,075       46,651       29,127       29,529
   Transfers between funds ....................      596,487      (47,983)  (1,676,703)     627,045
   Redemptions (note 3) .......................     (942,098)    (993,537)  (1,113,445)    (726,565)
   Annuity benefits ...........................           --       (1,099)      (3,606)      (4,168)
   Adjustments to maintain reserves ...........          336          409          405          619
                                                  ----------   ----------   ----------   ----------
         Net equity transactions ..............     (262,200)    (995,559)  (2,764,222)     (73,540)
                                                  ----------   ----------   ----------   ----------

Net change in contract owners' equity .........      140,636      276,735   (2,573,728)   1,298,751
Contract owners' equity beginning of period ...   15,108,910   13,544,259   13,962,278   11,087,127
                                                  ----------   ----------   ----------   ----------
Contract owners' equity end of period .........   15,249,546   13,820,994   11,388,550   12,385,878
                                                  ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................      900,411    1,036,618      867,371      902,181
                                                  ----------   ----------   ----------   ----------
   Units purchased ............................       81,795      543,658       73,130      328,157
   Units redeemed .............................      (97,615)    (617,767)    (238,095)    (335,482)
                                                  ----------   ----------   ----------   ----------
   Ending units ...............................      884,591      962,509      702,406      894,856
                                                  ==========   ==========   ==========   ==========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           FidVIPHI                  FidVIPOv
                                                  ------------------------   ---------------------
                                                      2004         2003         2004        2003
                                                  -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   724,304      390,367       6,646       3,271
   Realized gain (loss) on investments ........       719,097      483,960      37,638     (56,323)
   Change in unrealized gain (loss)
      on investments ..........................    (1,321,831)     589,509     (38,274)    170,097
   Reinvested capital gains ...................            --           --          --          --
                                                  -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       121,570    1,463,836       6,010     117,045
                                                  -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        79,251       61,601          --         (80)
   Transfers between funds ....................    (1,797,957)   3,493,798     (62,667)    (95,706)
   Redemptions (note 3) .......................      (778,410)    (443,726)   (135,869)    (74,885)
   Annuity benefits ...........................            --           --          --          --
   Adjustments to maintain reserves ...........           230           85          (4)     (5,046)
                                                  -----------   ----------   ---------   ---------
         Net equity transactions ..............    (2,496,886)   3,111,758    (198,540)   (175,717)
                                                  -----------   ----------   ---------   ---------

Net change in contract owners' equity .........    (2,375,316)   4,575,594    (192,530)    (58,672)
Contract owners' equity beginning of period ...    15,083,048    7,841,683   1,489,390   1,487,267
                                                  -----------   ----------   ---------   ---------
Contract owners' equity end of period .........   $12,707,732   12,417,277   1,296,860   1,428,595
                                                  ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     1,388,476      905,375     115,590     163,087
                                                  -----------   ----------   ---------   ---------
   Units purchased ............................     1,107,574      980,133          --          26
   Units redeemed .............................    (1,325,535)    (653,297)    (15,200)    (20,126)
                                                  -----------   ----------   ---------   ---------
   Ending units ...............................     1,170,515    1,232,211     100,390     142,987
                                                  ===========   ==========   =========   =========

                                                        FidVIPOvR             FidVIPAM
                                                  -------------------   ---------------------
                                                     2004       2003       2004        2003
                                                  ---------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............      (2,366)      496     102,066     156,265
   Realized gain (loss) on investments ........       9,899   (10,604)    (62,064)   (248,798)
   Change in unrealized gain (loss)
      on investments ..........................       2,686    33,949     (11,198)    540,827
   Reinvested capital gains ...................          --        --          --          --
                                                  ---------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      10,219    23,841      28,804     448,294
                                                  ---------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       9,602    10,655       2,572      14,991
   Transfers between funds ....................   2,411,392    19,252      76,169      16,658
   Redemptions (note 3) .......................     (38,735)  (15,335)   (227,431)   (459,889)
   Annuity benefits ...........................          --        --          --          --
   Adjustments to maintain reserves ...........          16     3,574         118          11
                                                  ---------   -------   ---------   ---------
         Net equity transactions ..............   2,382,275    18,146    (148,572)   (428,229)
                                                  ---------   -------   ---------   ---------

Net change in contract owners' equity .........   2,392,494    41,987    (119,768)     20,065
Contract owners' equity beginning of period ...     389,442   216,348   5,087,027   5,220,619
                                                  ---------   -------   ---------   ---------
Contract owners' equity end of period .........   2,781,936   258,335   4,967,259   5,240,684
                                                  =========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      35,678    27,996     333,906     398,413
                                                  ---------   -------   ---------   ---------
   Units purchased ............................     222,600     9,353       9,498      19,651
   Units redeemed .............................      (4,072)   (6,815)    (19,129)    (52,311)
                                                  ---------   -------   ---------   ---------
   Ending units ...............................     254,206    30,534     324,275     365,753
                                                  =========   =======   =========   =========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          FidVIPCon             FidVIPIGBdS
                                                  ------------------------   -----------------
                                                      2004         2003         2004      2003
                                                  -----------   ----------   ---------   -----
Investment activity:
   Net investment income (loss) ...............   $   (57,242)     (25,508)     53,648     (11)
   Realized gain (loss) on investments ........       289,516     (320,416)     (1,526)      3
   Change in unrealized gain (loss)
      on investments ..........................       633,718    1,319,771    (119,669)     46
   Reinvested capital gains ...................            --           --      45,614      --
                                                  -----------   ----------   ---------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       865,992      973,847     (21,933)     38
                                                  -----------   ----------   ---------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        21,927       58,331          --      --
   Transfers between funds ....................     2,832,100     (985,975)  1,961,410   5,437
   Redemptions (note 3) .......................    (1,747,275)    (661,145)     (9,937)   (188)
   Annuity benefits ...........................          (392)        (314)         --      --
   Adjustments to maintain reserves ...........           198       (3,168)         26      (4)
                                                  -----------   ----------   ---------   -----
         Net equity transactions ..............     1,106,558   (1,592,271)  1,951,499   5,245
                                                  -----------   ----------   ---------   -----

Net change in contract owners' equity .........     1,972,550     (618,424)  1,929,566   5,283
Contract owners' equity beginning of period ...    14,439,944   12,886,435     101,336      --
                                                  -----------   ----------   ---------   -----
Contract owners' equity end of period .........   $16,412,494   12,268,011   2,030,902   5,283
                                                  ===========   ==========   =========   =====

CHANGES IN UNITS:
   Beginning units ............................       707,473      799,285      10,015      --
                                                  -----------   ----------   ---------   -----
   Units purchased ............................       161,804      113,037     194,099     540
   Units redeemed .............................      (107,453)    (212,861)     (2,028)    (19)
                                                  -----------   ----------   ---------   -----
   Ending units ...............................       761,824      699,461     202,086     521
                                                  ===========   ==========   =========   =====

                                                        FidVIPGrOp             FidVIPValS
                                                  ---------------------   -------------------
                                                     2004        2003        2004       2003
                                                  ---------   ---------   ---------   -------
Investment activity:
   Net investment income (loss) ...............      (3,589)      2,360     (12,833)     (373)
   Realized gain (loss) on investments ........       9,833    (108,101)    255,002     4,846
   Change in unrealized gain (loss)
      on investments ..........................       6,707     303,829    (130,395)    5,705
   Reinvested capital gains ...................          --          --       3,992        --
                                                  ---------   ---------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      12,951     198,088     115,766    10,178
                                                  ---------   ---------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       1,799       2,727          --        --
   Transfers between funds ....................     (10,547)    (29,046)   (749,735)  272,402
   Redemptions (note 3) .......................     (22,112)   (198,051)    (79,327)     (345)
   Annuity benefits ...........................          --          --          --        --
   Adjustments to maintain reserves ...........          30         407          44        (1)
                                                  ---------   ---------   ---------   -------
         Net equity transactions ..............     (30,830)   (223,963)   (829,018)  272,056
                                                  ---------   ---------   ---------   -------

Net change in contract owners' equity .........     (17,879)    (25,875)   (713,252)  282,234
Contract owners' equity beginning of period ...   1,826,495   1,866,835   2,249,390     7,221
                                                  ---------   ---------   ---------   -------
Contract owners' equity end of period .........   1,808,616   1,840,960   1,536,138   289,455
                                                  =========   =========   =========   =======

CHANGES IN UNITS:
   Beginning units ............................     194,978     255,066     194,517       971
                                                  ---------   ---------   ---------   -------
   Units purchased ............................         400      65,131      22,193   101,838
   Units redeemed .............................      (3,690)    (95,948)    (89,968)  (70,545)
                                                  ---------   ---------   ---------   -------
   Ending units ...............................     191,688     224,249     126,742    32,264
                                                  =========   =========   =========   =======

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                    GVITIntVal3          GVITDMidCapI
                                                  ---------------   ---------------------
                                                    2004     2003      2004        2003
                                                  --------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $  6,959     -      (17,955)    (14,377)
   Realized gain (loss) on investments ........    (18,047)    -      322,366    (340,729)
   Change in unrealized gain (loss)
      on investments ..........................        855     -     (135,893)    651,434
   Reinvested capital gains ...................         --     -           --          --
                                                  --------   ----   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (10,233)    -      168,518     296,328
                                                  --------   ----   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     (6,479)    -       22,948      27,773
   Transfers between funds ....................    146,329     -     (406,509)   (125,929)
   Redemptions (note 3) .......................    (11,289)    -     (184,950)   (182,281)
   Annuity benefits ...........................         --     -           --          --
   Adjustments to maintain reserves ...........      6,739     -          (72)     (2,383)
                                                  --------   ----   ---------   ---------
         Net equity transactions ..............    135,300     -     (568,583)   (282,820)
                                                  --------   ----   ---------   ---------

Net change in contract owners' equity .........    125,067     -     (400,065)     13,508
Contract owners' equity beginning of period ...     61,191     -    3,732,152   3,054,871
                                                  --------   ----   ---------   ---------
Contract owners' equity end of period .........   $186,258     -    3,332,087   3,068,379
                                                  ========   ====   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      4,472     -      332,627     361,298
                                                  --------   ----   ---------   ---------
   Units purchased ............................     72,239     -       49,072     336,171
   Units redeemed .............................    (64,053)    -      (98,790)   (370,982)
                                                  --------   ----   ---------   ---------
   Ending units ...............................     12,658     -      282,909     326,487
                                                  ========   ====   =========   =========

                                                   GVITEmMrkts       GVITEmMrkts3
                                                  ---------------   ----------------
                                                    2004     2003     2004     2003
                                                  -------   -----   -------   ------
Investment activity:
   Net investment income (loss) ...............       (74)    (30)   (1,632)     (23)
   Realized gain (loss) on investments ........     1,160     (17)   12,242      (31)
   Change in unrealized gain (loss)
      on investments ..........................    (1,992)  1,148   (34,156)   3,464
   Reinvested capital gains ...................        80      --     1,557       --
                                                  -------   -----   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (826)  1,101   (21,989)   3,410
                                                  -------   -----   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        --      --        --       --
   Transfers between funds ....................   (10,829)     --   101,353   25,871
   Redemptions (note 3) .......................        --      --    (8,546)      --
   Annuity benefits ...........................        --      --        --       --
   Adjustments to maintain reserves ...........        --      (3)      (23)       2
                                                  -------   -----   -------   ------
         Net equity transactions ..............   (10,829)     (3)   92,784   25,873
                                                  -------   -----   -------   ------

Net change in contract owners' equity .........   (11,655)  1,098    70,795   29,283
Contract owners' equity beginning of period ...    11,655   7,156   183,543   12,072
                                                  -------   -----   -------   ------
Contract owners' equity end of period .........        --   8,254   254,338   41,355
                                                  =======   =====   =======   ======

CHANGES IN UNITS:
   Beginning units ............................     1,056   1,056    15,033    1,610
                                                  -------   -----   -------   ------
   Units purchased ............................        --      --    11,892    3,195
   Units redeemed .............................    (1,056)     --    (5,676)     (16)
                                                  -------   -----   -------   ------
   Ending units ...............................        --   1,056    21,249    4,789
                                                  =======   =====   =======   ======

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       GVITGlFin3         GVITGlHlth3
                                                  ------------------   ----------------
                                                    2004       2003      2004     2003
                                                  --------   -------   -------   ------
Investment activity:
   Net investment income (loss) ...............   $    (60)     (247)   (1,903)    (257)
   Realized gain (loss) on investments ........      2,329      (592)    1,117      147
   Change in unrealized gain (loss)
      on investments ..........................     (4,687)    3,108     8,164   13,442
   Reinvested capital gains ...................      1,994        --     1,003       --
                                                  --------   -------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       (424)    2,269     8,381   13,332
                                                  --------   -------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................         --        --        --       --
   Transfers between funds ....................     86,637    93,230   230,771   51,073
   Redemptions (note 3) .......................     (1,161)   (3,225)   (8,546)  (3,121)
   Annuity benefits ...........................         --        --        --       --
   Adjustments to maintain reserves ...........          8        --       (12)      (8)
                                                  --------   -------   -------   ------
         Net equity transactions ..............     85,484    90,005   222,213   47,944
                                                  --------   -------   -------   ------

Net change in contract owners' equity .........     85,060    92,274   230,594   61,276
Contract owners' equity beginning of period ...    131,439    13,579   178,099   12,842
                                                  --------   -------   -------   ------
Contract owners' equity end of period .........   $216,499   105,853   408,693   74,118
                                                  ========   =======   =======   ======

CHANGES IN UNITS:
   Beginning units ............................     10,991     1,583    15,979    1,553
                                                  --------   -------   -------   ------
   Units purchased ............................      8,560    10,737    21,495    5,938
   Units redeemed .............................     (2,135)   (1,380)   (2,673)    (345)
                                                  --------   -------   -------   ------
   Ending units ...............................     17,416    10,940    34,801    7,146
                                                  ========   =======   =======   ======

                                                    GVITGlTech       GVITGlTech3
                                                  -------------   ----------------
                                                   2004    2003     2004     2003
                                                  -----   -----   -------   ------
Investment activity:
   Net investment income (loss) ...............     (23)    (26)     (888)     (40)
   Realized gain (loss) on investments ........      --    (127)    5,245     (597)
   Change in unrealized gain (loss)
      on investments ..........................      26   1,003    (5,390)     295
   Reinvested capital gains ...................      --      --        --       --
                                                  -----   -----   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       3     850    (1,033)    (342)
                                                  -----   -----   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      --      --        --       --
   Transfers between funds ....................      --      --       432   53,646
   Redemptions (note 3) .......................      --    (118)   (6,435)  (2,981)
   Annuity benefits ...........................      --      --        --       --
   Adjustments to maintain reserves ...........      --     (12)       13       (3)
                                                  -----   -----   -------   ------
         Net equity transactions ..............      --    (130)   (5,990)  50,662
                                                  -----   -----   -------   ------

Net change in contract owners' equity .........       3     720    (7,023)  50,320
Contract owners' equity beginning of period ...   3,170   3,422   111,967    4,279
                                                  -----   -----   -------   ------
Contract owners' equity end of period .........   3,173   4,142   104,944   54,599
                                                  =====   =====   =======   ======

CHANGES IN UNITS:
   Beginning units ............................   1,086   1,793    10,283      601
                                                  -----   -----   -------   ------
   Units purchased ............................      --      --     3,295    5,956
   Units redeemed .............................      --     (57)   (3,947)    (413)
                                                  -----   -----   -------   ------
   Ending units ...............................   1,086   1,736     9,631    6,144
                                                  =====   =====   =======   ======

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      GVITGlUtl3              GVITGvtBd
                                                  -----------------   -----------------------
                                                    2004      2003       2004         2003
                                                  --------   ------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $   (172)     (33)     212,139      204,079
   Realized gain (loss) on investments ........      1,035      353      (99,984)     307,765
   Change in unrealized gain (loss)
      on investments ..........................      5,979     (138)    (323,539)    (130,411)
   Reinvested capital gains ...................         --       --      159,949       22,570
                                                  --------   ------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      6,842      182      (51,435)     404,003
                                                  --------   ------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................         --       --       84,909       36,212
   Transfers between funds ....................     19,117   66,130   (2,159,470)  (1,893,013)
   Redemptions (note 3) .......................     (1,177)    (175)    (884,140)  (1,565,458)
   Annuity benefits ...........................         --       --           --           --
   Adjustments to maintain reserves ...........          4        3          137          (36)
                                                  --------   ------   ----------   ----------
         Net equity transactions ..............     17,944   65,958   (2,958,564)  (3,422,295)
                                                  --------   ------   ----------   ----------

Net change in contract owners' equity .........     24,786   66,140   (3,009,999)  (3,018,292)
Contract owners' equity beginning of period ...    142,692       --    9,426,820   18,731,788
                                                  --------   ------   ----------   ----------
Contract owners' equity end of period .........   $167,478   66,140    6,416,821   15,713,496
                                                  ========   ======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     13,553       --      645,559    1,289,459
                                                  --------   ------   ----------   ----------
   Units purchased ............................      2,613    8,819       12,225      204,611
   Units redeemed .............................       (969)  (1,842)    (214,783)    (437,577)
                                                  --------   ------   ----------   ----------
   Ending units ...............................     15,197    6,977      443,001    1,056,493
                                                  ========   ======   ==========   ==========

                                                       GVITGrowth             GVITIDAgg
                                                  ---------------------   ----------------
                                                     2004       2003        2004     2003
                                                  ---------   ---------   -------   ------
Investment activity:
   Net investment income (loss) ...............      (9,119)    (10,208)     (162)      (9)
   Realized gain (loss) on investments ........      64,521    (105,394)       92       95
   Change in unrealized gain (loss)
      on investments ..........................     (29,517)    302,743    (1,565)     630
   Reinvested capital gains ...................          --          --       940       --
                                                  ---------   ---------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      25,885     187,141      (695)     716
                                                  ---------   ---------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      11,950       8,310        --       --
   Transfers between funds ....................    (136,978)   (151,254)   83,132       --
   Redemptions (note 3) .......................    (163,871)    (66,390)     (900)  (2,410)
   Annuity benefits ...........................          --          --        --       --
   Adjustments to maintain reserves ...........           7         (39)       (4)      (1)
                                                  ---------   ---------   -------   ------
         Net equity transactions ..............    (288,892)   (209,373)   82,228   (2,411)
                                                  ---------   ---------   -------   ------

Net change in contract owners' equity .........    (263,007)    (22,232)   81,533   (1,695)
Contract owners' equity beginning of period ...   1,493,616   1,498,274    18,884    6,789
                                                  ---------   ---------   -------   ------
Contract owners' equity end of period .........   1,230,609   1,476,042   100,417    5,094
                                                  =========   =========   =======   ======

CHANGES IN UNITS:
   Beginning units ............................     152,698     200,378     1,768      826
                                                  ---------   ---------   -------   ------
   Units purchased ............................       3,306      66,177     7,423       --
   Units redeemed .............................     (32,565)    (93,698)      (83)    (263)
                                                  ---------   ---------   -------   ------
   Ending units ...............................     123,439     172,857     9,108      563
                                                  =========   =========   =======   ======

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       GVITIDCon             GVITIDMod
                                                  -------------------   -------------------
                                                    2004       2003        2004       2003
                                                  --------   --------   ---------   -------
Investment activity:
   Net investment income (loss) ...............   $    698      2,194         337     1,014
   Realized gain (loss) on investments ........      4,833     (3,079)     52,770    (6,716)
   Change in unrealized gain (loss)
      on investments ..........................     (5,633)    16,207     (29,647)   36,304
   Reinvested capital gains ...................        985         --       4,723        --
                                                  --------   --------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................        883     15,322      28,183    30,602
                                                  --------   --------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      6,436         --          --        --
   Transfers between funds ....................    (16,428)   (21,241)    431,007   294,833
   Redemptions (note 3) .......................    (21,964)  (184,596)   (242,967)  (45,691)
   Annuity benefits ...........................         --         --          --        --
   Adjustments to maintain reserves ...........         (6)        (2)         29         2
                                                  --------   --------   ---------   -------
      Net equity transactions .................    (31,962)  (205,839)    188,069   249,144
                                                  --------   --------   ---------   -------

Net change in contract owners' equity .........    (31,079)  (190,517)    216,252   279,746
Contract owners' equity beginning of period ...    223,962    691,959   1,093,325   280,985
                                                  --------   --------   ---------   -------
Contract owners' equity end of period .........   $192,883    501,442   1,309,577   560,731
                                                  ========   ========   =========   =======

CHANGES IN UNITS:
   Beginning units ............................     21,242     69,792     102,489    31,163
                                                  --------   --------   ---------   -------
   Units purchased ............................      6,297      7,314      45,684    40,172
   Units redeemed .............................     (9,286)   (28,103)    (27,490)  (13,271)
                                                  --------   --------   ---------   -------
   Ending units ...............................     18,253     49,003     120,683    58,064
                                                  ========   ========   =========   =======

                                                     GVITIDModAgg       GVITIDModCon
                                                  -----------------   -----------------
                                                    2004      2003      2004      2003
                                                  -------   -------   -------   -------
Investment activity:
   Net investment income (loss) ...............      (317)      207     1,045       682
   Realized gain (loss) on investments ........    14,200       (25)    5,781    (1,258)
   Change in unrealized gain (loss)
      on investments ..........................    (5,759)   29,485    (6,836)    9,659
   Reinvested capital gains ...................     1,534        --     2,568        --
                                                  -------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     9,658    29,667     2,558     9,083
                                                  -------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        --     1,737    11,906        --
   Transfers between funds ....................   152,083   152,010   138,999   154,862
   Redemptions (note 3) .......................   (45,569)   (3,055)  (62,979)   (7,782)
   Annuity benefits ...........................        --        --        --        --
   Adjustments to maintain reserves ...........        (8)        1        11        (5)
                                                  -------   -------   -------   -------
      Net equity transactions .................   106,506   150,693    87,937   147,075
                                                  -------   -------   -------   -------

Net change in contract owners' equity .........   116,164   180,360    90,495   156,158
Contract owners' equity beginning of period ...   307,829    98,839   467,209    63,902
                                                  -------   -------   -------   -------
Contract owners' equity end of period .........   423,993   279,199   557,704   220,060
                                                  =======   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ............................    28,779    11,533    43,835     6,718
                                                  -------   -------   -------   -------
   Units purchased ............................    15,617    19,851    14,434    19,929
   Units redeemed .............................    (5,711)   (1,422)   (6,379)   (4,639)
                                                  -------   -------   -------   -------
   Ending units ...............................    38,685    29,962    51,890    22,008
                                                  =======   =======   =======   =======

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     GVITIntGro3      GVITJPBal
                                                  ----------------   -----------
                                                    2004     2003    2004   2003
                                                  -------   ------   ----   ----
Investment activity:
   Net investment income (loss) ...............   $  (186)     (89)     4     --
   Realized gain (loss) on investments ........        11     (171)    --     --
   Change in unrealized gain (loss)
      on investments ..........................      (112)     979     (4)    --
   Reinvested capital gains ...................        --       --     --     --
                                                  -------   ------    ---   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (287)     719     --     --
                                                  -------   ------    ---   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       600    1,257     --     --
   Transfers between funds ....................    32,805    1,582    986     --
   Redemptions (note 3) .......................        --      (88)    --     --
   Annuity benefits ...........................        --       --     --     --
   Adjustments to maintain reserves ...........        (6)      (4)     4     --
                                                  -------   ------    ---   ----
         Net equity transactions ..............    33,399    2,747    990     --
                                                  -------   ------    ---   ----

Net change in contract owners' equity .........    33,112    3,466    990     --
Contract owners' equity beginning of period ...    20,490   12,004     --     --
                                                  -------   ------    ---   ----
Contract owners' equity end of period .........   $53,602   15,470    990     --
                                                  =======   ======    ===   ====

CHANGES IN UNITS:
   Beginning units ............................     1,980    1,547     --     --
                                                  -------   ------    ---   ----
   Units purchased ............................     3,279    1,496     98     --
   Units redeemed .............................        --   (1,129)    --     --
                                                  -------   ------    ---   ----
   Ending units ...............................     5,259    1,914     98     --
                                                  =======   ======    ===   ====

                                                       GVITSMdCpGr               GVITMyMkt
                                                  ---------------------   -----------------------
                                                     2004        2003        2004         2003
                                                  ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............     (23,658)     (8,371)     (63,852)     (72,465)
   Realized gain (loss) on investments ........      24,065     (46,745)          --      (89,095)
   Change in unrealized gain (loss)
      on investments ..........................      97,705     220,519           --       80,132
   Reinvested capital gains ...................          --          --           --           --
                                                  ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      98,112     165,403      (63,852)     (81,428)
                                                  ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................          --         552      211,806      174,526
   Transfers between funds ....................   2,993,515   1,642,959    2,638,562     (938,919)
   Redemptions (note 3) .......................     (68,432)    (33,272)  (1,681,437)  (5,589,624)
   Annuity benefits ...........................          --          --           --           --
   Adjustments to maintain reserves ...........          61     111,118          238         (134)
                                                  ---------   ---------   ----------   ----------
         Net equity transactions ..............   2,925,144   1,721,357    1,169,169   (6,354,151)
                                                  ---------   ---------   ----------   ----------

Net change in contract owners' equity .........   3,023,256   1,886,760    1,105,317   (6,435,579)
Contract owners' equity beginning of period ...     518,510     186,038   10,306,279   22,667,565
                                                  ---------   ---------   ----------   ----------
Contract owners' equity end of period .........   3,541,766   2,072,798   11,411,596   16,231,986
                                                  =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     109,111      54,066      850,554    1,881,873
                                                  ---------   ---------   ----------   ----------
   Units purchased ............................     658,298     575,168    1,601,155    2,835,915
   Units redeemed .............................     (62,365)   (133,631)  (1,505,403)  (3,384,652)
                                                  ---------   ---------   ----------   ----------
   Ending units ...............................     705,044     495,603      946,306    1,333,136
                                                  =========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         GVITNWFund            GVITLead3
                                                  ----------------------   -----------------
                                                     2004         2003       2004      2003
                                                  ----------   ---------   -------   -------
Investment activity:
   Net investment income (loss) ...............   $   (7,897)    (11,594)     (943)     (770)
   Realized gain (loss) on investments ........       14,467    (221,800)    6,820      (126)
   Change in unrealized gain (loss)
      on investments ..........................       41,196     603,140      (678)   10,937
   Reinvested capital gains ...................           --          --        --        --
                                                  ----------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       47,766     369,746     5,199    10,041
                                                  ----------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        2,919      12,135       875       750
   Transfers between funds ....................       10,793     (84,169)  (28,637)    2,707
   Redemptions (note 3) .......................     (415,125)   (203,008)       --        --
   Annuity benefits ...........................           --          --        --        --
   Adjustments to maintain reserves ...........           68        (127)      (13)       (1)
                                                  ----------   ---------   -------   -------
         Net equity transactions ..............     (401,345)   (275,169)  (27,775)    3,456
                                                  ----------   ---------   -------   -------

Net change in contract owners' equity .........     (353,579)     94,577   (22,576)   13,497
Contract owners' equity beginning of period ...    3,576,181   3,403,033   141,785   154,557
                                                  ----------   ---------   -------   -------
Contract owners' equity end of period .........   $3,222,602   3,497,610   119,209   168,054
                                                  ==========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ............................      228,928     273,755    13,695    18,478
                                                  ----------   ---------   -------   -------
   Units purchased ............................        1,950      66,262       212       433
   Units redeemed .............................      (27,506)    (87,599)   (2,788)       --
                                                  ----------   ---------   -------   -------
   Ending units ...............................      203,372     252,418    11,119    18,911
                                                  ==========   =========   =======   =======

                                                       GVITSmCapGr           GVITSmCapVal
                                                  -------------------   ----------------------
                                                    2004       2003        2004         2003
                                                  --------   --------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............     (2,685)    (2,285)     (42,056)    (31,544)
   Realized gain (loss) on investments ........     21,979    (26,114)     643,592    (911,651)
   Change in unrealized gain (loss)
      on investments ..........................     (8,667)    72,973     (271,245)  1,700,907
   Reinvested capital gains ...................         --         --           --          --
                                                  --------   --------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     10,627     44,574      330,291     757,712
                                                  --------   --------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................         --        447        3,599      15,332
   Transfers between funds ....................   (136,869)   188,841     (877,231)    292,866
   Redemptions (note 3) .......................    (40,511)   (44,564)    (247,399)   (345,165)
   Annuity benefits ...........................         --         --           --          --
   Adjustments to maintain reserves ...........         13         (2)         (15)     (1,932)
                                                  --------   --------   ----------   ---------
         Net equity transactions ..............   (177,367)   144,722   (1,121,046)    (38,899)
                                                  --------   --------   ----------   ---------

Net change in contract owners' equity .........   (166,740)   189,296     (790,755)    718,813
Contract owners' equity beginning of period ...    477,408    247,333    6,344,965   4,411,372
                                                  --------   --------   ----------   ---------
Contract owners' equity end of period .........    310,668    436,629    5,554,210   5,130,185
                                                  ========   ========   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................     77,681     53,252      384,540     413,285
                                                  --------   --------   ----------   ---------
   Units purchased ............................      3,633    180,886       38,264     321,075
   Units redeemed .............................    (32,103)  (152,394)    (101,259)   (328,453)
                                                  --------   --------   ----------   ---------
   Ending units ...............................     49,211     81,744      321,545     405,907
                                                  ========   ========   ==========   =========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          GVITSmComp            GVITTGroFoc
                                                  ------------------------   ----------------
                                                      2004         2003        2004     2003
                                                  -----------   ----------   -------   ------
Investment activity:
   Net investment income (loss) ...............   $   (63,447)     (47,319)      (67)     (78)
   Realized gain (loss) on investments ........       799,736     (356,366)      (68)  (1,052)
   Change in unrealized gain (loss)
      on investments ..........................      (295,678)   1,311,990       370    3,232
   Reinvested capital gains ...................            --           --        --       --
                                                  -----------   ----------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       440,611      908,305       235    2,102
                                                  -----------   ----------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................         7,114        5,476        --       --
   Transfers between funds ....................    (1,165,300)    (805,743)  (14,646)      --
   Redemptions (note 3) .......................      (729,976)    (376,197)       --   (1,502)
   Annuity benefits ...........................          (878)      (1,454)       --       --
   Adjustments to maintain reserves ...........           228         (177)       (3)    (112)
                                                  -----------   ----------   -------   ------
         Net equity transactions ..............    (1,888,812)  (1,178,095)  (14,649)  (1,614)
                                                  -----------   ----------   -------   ------

Net change in contract owners' equity .........    (1,448,201)    (269,790)  (14,414)     488
Contract owners' equity beginning of period ...     8,951,941    7,343,664    14,414   11,258
                                                  -----------   ----------   -------   ------
Contract owners' equity end of period .........   $ 7,503,740    7,073,874        --   11,746
                                                  ===========   ==========   =======   ======

CHANGES IN UNITS:
   Beginning units ............................       403,505      459,867     4,530    5,264
                                                  -----------   ----------   -------   ------
   Units purchased ............................        33,105      295,215        --       --
   Units redeemed .............................      (117,615)    (367,657)   (4,530)    (734)
                                                  -----------   ----------   -------   ------
   Ending units ...............................       318,995      387,425        --    4,530
                                                  ===========   ==========   =======   ======

                                                   GVITTGroFoc3       GVITUSGro3
                                                  -------------   ------------------
                                                  2004    2003      2004       2003
                                                  ----   ------   --------   -------
Investment activity:
   Net investment income (loss) ...............    --        (2)   (14,536)     (195)
   Realized gain (loss) on investments ........    --        --   (302,035)    1,260
   Change in unrealized gain (loss)
      on investments ..........................    --        --    (15,518)    6,724
   Reinvested capital gains ...................    --        --    112,530        --
                                                  ---    ------   --------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    --        (2)  (219,559)    7,789
                                                  ---    ------   --------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    --        --         --        --
   Transfers between funds ....................    --    17,368    111,657    98,745
   Redemptions (note 3) .......................    --        --    (37,670)     (496)
   Annuity benefits ...........................    --        --         --        --
   Adjustments to maintain reserves ...........    --        (2)        28        (7)
                                                  ---    ------   --------   -------
         Net equity transactions ..............    --    17,366     74,015    98,242
                                                  ---    ------   --------   -------

Net change in contract owners' equity .........    --    17,364   (145,544)  106,031
Contract owners' equity beginning of period ...    --        --    354,347        --
                                                  ---    ------   --------   -------
Contract owners' equity end of period .........    --    17,364    208,803   106,031
                                                  ===    ======   ========   =======

CHANGES IN UNITS:
   Beginning units ............................    --        --     28,886        --
                                                  ---    ------   --------   -------
   Units purchased ............................    --     1,918    199,819    10,952
   Units redeemed .............................    --        --   (211,968)     (681)
                                                  ---    ------   --------   -------
   Ending units ...............................    --     1,918     16,737    10,271
                                                  ===    ======   ========   =======

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     GVITVKMultiSec           JanCapAp
                                                  --------------------   ------------------
                                                    2004        2003       2004      2003
                                                  --------   ---------   -------   --------
Investment activity:
   Net investment income (loss) ...............   $ 10,511      19,140    (2,618)    (3,961)
   Realized gain (loss) on investments ........     (4,174)     37,987    27,450   (110,408)
   Change in unrealized gain (loss)
      on investments ..........................    (17,584)      9,247    (6,313)   145,119
   Reinvested capital gains ...................         --          --        --         --
                                                  --------   ---------   -------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (11,247)     66,374    18,519     30,750
                                                  --------   ---------   -------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      3,776       5,021        --      1,420
   Transfers between funds ....................    105,289     304,280   127,018    (61,221)
   Redemptions (note 3) .......................    (28,264)    (83,772)  173,641)  (184,827)
   Annuity benefits ...........................         --          --        --         --
   Adjustments to maintain reserves ...........         14         (53)      (55)    (1,242)
                                                  --------   ---------   -------   --------
         Net equity transactions ..............     80,815     225,476   (46,678)  (245,870)
                                                  --------   ---------   -------   --------

Net change in contract owners' equity .........     69,568     291,850   (28,159)  (215,120)
Contract owners' equity beginning of period ...    617,767     799,544   434,601    774,575
                                                  --------   ---------   -------   --------
Contract owners' equity end of period .........   $687,335   1,091,394   406,442    559,455
                                                  ========   =========   =======   ========

CHANGES IN UNITS:
   Beginning units ............................     49,599      70,928    73,146    154,472
                                                  --------   ---------   -------   --------
   Units purchased ............................     30,201      87,206    51,138    495,963
   Units redeemed .............................    (23,925)    (67,594)  (59,158)  (546,976)
                                                  --------   ---------   -------   --------
   Ending units ...............................     55,875      90,540    65,126    103,459
                                                  ========   =========   =======   ========

                                                     JanGlTechS2          JanGlTech
                                                  -----------------   ----------------
                                                    2004      2003     2004      2003
                                                  -------   -------   ------   -------
Investment activity:
   Net investment income (loss) ...............      (472)     (261)    (481)     (630)
   Realized gain (loss) on investments ........     4,264    (4,925)  (1,470)  (14,772)
   Change in unrealized gain (loss)
      on investments ..........................    (6,572)    7,002    1,092    27,554
   Reinvested capital gains ...................        --        --       --        --
                                                  -------   -------   ------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (2,780)    1,816     (859)   12,152
                                                  -------   -------   ------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       243       198       --        --
   Transfers between funds ....................    (8,948)    2,223   (5,987)  (15,861)
   Redemptions (note 3) .......................   (12,077)  (11,112)  (2,532)   (9,192)
   Annuity benefits ...........................        --        --       --        --
   Adjustments to maintain reserves ...........        (1)       (6)      (1)       (4)
                                                  -------   -------   ------   -------
         Net equity transactions ..............   (20,783)   (8,697)  (8,520)  (25,057)
                                                  -------   -------   ------   -------

Net change in contract owners' equity .........   (23,563)   (6,881)  (9,379)  (12,905)
Contract owners' equity beginning of period ...    76,585    19,046   71,897    97,375
                                                  -------   -------   ------   -------
Contract owners' equity end of period .........    53,022    12,165   62,518    84,470
                                                  =======   =======   ======   =======

CHANGES IN UNITS:
   Beginning units ............................     7,454     2,688   20,634    40,341
                                                  -------   -------   ------   -------
   Units purchased ............................     4,798     5,586       --         1
   Units redeemed .............................    (7,010)   (6,819)  (2,406)  (10,535)
                                                  -------   -------   ------   -------
   Ending units ...............................     5,242     1,455   18,228    29,807
                                                  =======   =======   ======   =======

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       JanIntGroS2           JanIntGro
                                                  --------------------   -----------------
                                                      2004       2003      2004      2003
                                                  -----------   ------   -------   -------
Investment activity:
   Net investment income (loss) ...............   $    (1,453)      25      (389)       85
   Realized gain (loss) on investments ........       240,892   (2,806)    1,763   (21,149)
   Change in unrealized gain (loss)
      on investments ..........................      (199,743)   6,501    (2,251)   32,442
   Reinvested capital gains ...................            --       --        --        --
                                                  -----------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................        39,696    3,720      (877)   11,378
                                                  -----------   ------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................           614    1,252        22        --
   Transfers between funds ....................    (1,073,942)   9,267   (11,223)  (34,486)
   Redemptions (note 3) .......................          (749)  (4,411)   (8,173)  (24,911)
   Annuity benefits ...........................            --       --        --        --
   Adjustments to maintain reserves ...........             4        3        (1)       93
                                                  -----------   ------   -------   -------
         Net equity transactions ..............    (1,074,073)   6,111   (19,375)  (59,304)
                                                  -----------   ------   -------   -------

Net change in contract owners' equity .........    (1,034,377)   9,831   (20,252)  (47,926)
Contract owners' equity beginning of period ...     1,139,875   55,898   148,096   284,676
                                                  -----------   ------   -------   -------
Contract owners' equity end of period .........   $   105,498   65,729   127,844   236,750
                                                  ===========   ======   =======   =======

CHANGES IN UNITS:
   Beginning units ............................       111,175    7,229    25,693    65,481
                                                  -----------   ------   -------   -------
   Units purchased ............................         5,043    3,107        --        --
   Units redeemed .............................      (105,782)  (2,284)   (3,178)  (13,896)
                                                  -----------   ------   -------   -------
   Ending units ...............................        10,436    8,052    22,515    51,585
                                                  ===========   ======   =======   =======

                                                         NBAMTGro              NBAMTGuard
                                                  ---------------------   --------------------
                                                     2004        2003        2004        2003
                                                  ---------   ---------   ----------   -------
Investment activity:
   Net investment income (loss) ...............      (8,003)     (7,079)      (6,981)   (3,921)
   Realized gain (loss) on investments ........     (11,735)   (161,970)     310,127     6,448
   Change in unrealized gain (loss)
      on investments ..........................      87,257     285,572     (246,265)   64,748
   Reinvested capital gains ...................          --          --           --        --
                                                  ---------   ---------   ----------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      67,519     116,523       56,881    67,275
                                                  ---------   ---------   ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................         525       6,356        4,126     6,831
   Transfers between funds ....................      (5,945)   (138,277)  (1,859,024)   45,981
   Redemptions (note 3) .......................     (76,045)    (82,162)     (12,790)  (32,575)
   Annuity benefits ...........................          --          --           --        --
   Adjustments to maintain reserves ...........          23         (30)          17      (451)
                                                  ---------   ---------   ----------   -------
         Net equity transactions ..............     (81,442)   (214,113)  (1,867,671)   19,786
                                                  ---------   ---------   ----------   -------

Net change in contract owners' equity .........     (13,923)    (97,590)  (1,810,790)   87,061
Contract owners' equity beginning of period ...   1,123,789   1,093,187    2,436,927   539,964
                                                  ---------   ---------   ----------   -------
Contract owners' equity end of period .........   1,109,866     995,597      626,137   627,025
                                                  =========   =========   ==========   =======

CHANGES IN UNITS:
   Beginning units ............................      95,322     120,078      254,819    73,317
                                                  ---------   ---------   ----------   -------
   Units purchased ............................       7,401       4,286        6,105    58,389
   Units redeemed .............................     (14,500)    (28,056)    (197,645)  (56,493)
                                                  ---------   ---------   ----------   -------
   Ending units ...............................      88,223      96,308       63,279    75,213
                                                  =========   =========   ==========   =======

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          NBAMTLMat                NBAMTPart
                                                  -----------------------   ---------------------
                                                     2004         2003         2004        2003
                                                  ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $  (42,562)     (54,957)    (28,627)    (33,581)
   Realized gain (loss) on investments ........       (2,741)     114,948     215,636    (639,999)
   Change in unrealized gain (loss)
      on investments ..........................           88       32,041     (25,193)  1,450,852
   Reinvested capital gains ...................           --           --          --          --
                                                  ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (45,215)      92,032     161,816     777,272
                                                  ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................        6,115       18,094      13,906      12,944
   Transfers between funds ....................    1,929,162     (818,302)    524,315     990,103
   Redemptions (note 3) .......................     (315,550)  (1,109,002)   (497,846)   (373,685)
   Annuity benefits ...........................           --           --        (361)       (802)
   Adjustments to maintain reserves ...........          117           (5)        110         (33)
                                                  ----------   ----------   ---------   ---------
         Net equity transactions ..............    1,619,844   (1,909,215)     40,124     628,527
                                                  ----------   ----------   ---------   ---------

Net change in contract owners' equity .........    1,574,629   (1,817,183)    201,940   1,405,799
Contract owners' equity beginning of period ...    5,268,989    7,550,760   3,472,615   3,418,845
                                                  ----------   ----------   ---------   ---------
Contract owners' equity end of period .........   $6,843,618    5,733,577   3,674,555   4,824,644
                                                  ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      403,378      583,492     213,222     279,376
                                                  ----------   ----------   ---------   ---------
   Units purchased ............................      219,552      193,606      46,251     316,460
   Units redeemed .............................      (95,184)    (339,243)    (43,808)   (258,405)
                                                  ----------   ----------   ---------   ---------
   Ending units ...............................      527,746      437,855     215,665     337,431
                                                  ==========   ==========   =========   =========

                                                        OppAggGro               OppBal
                                                  --------------------   ---------------------
                                                    2004       2003         2004        2003
                                                  -------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............    (1,837)      (2,228)      9,231      60,985
   Realized gain (loss) on investments ........     1,501        6,536      (4,149)   (126,432)
   Change in unrealized gain (loss)
      on investments ..........................    20,648         (627)     15,789     325,491
   Reinvested capital gains ...................        --           --          --          --
                                                  -------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    20,312        3,681      20,871     260,044
                                                  -------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................     2,734        2,155      45,136          14
   Transfers between funds ....................    (9,916)     207,944      53,018    (222,492)
   Redemptions (note 3) .......................   (11,052)    (122,931)   (157,938)   (181,349)
   Annuity benefits ...........................        --           --          --          --
   Adjustments to maintain reserves ...........         4          (59)         59           7
                                                  -------   ----------   ---------   ---------
         Net equity transactions ..............   (18,230)      87,109     (59,725)   (403,820)
                                                  -------   ----------   ---------   ---------

Net change in contract owners' equity .........     2,082       90,790     (38,854)   (143,776)
Contract owners' equity beginning of period ...   247,821      205,774   3,100,131   2,789,222
                                                  -------   ----------   ---------   ---------
Contract owners' equity end of period .........   249,903      296,564   3,061,277   2,645,446
                                                  =======   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    53,613       55,099     181,225     200,791
                                                  -------   ----------   ---------   ---------
   Units purchased ............................     9,041    1,157,423       7,899       2,291
   Units redeemed .............................   (13,183)  (1,142,185)    (11,256)    (30,854)
                                                  -------   ----------   ---------   ---------
   Ending units ...............................    49,471       70,337     177,868     172,228
                                                  =======   ==========   =========   =========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          OppBdFd                  OppCapAp
                                                  -----------------------   ---------------------
                                                     2004         2003         2004        2003
                                                  ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $  205,688      364,912     (14,310)     (9,385)
   Realized gain (loss) on investments ........        3,214       33,551     122,906    (608,309)
   Change in unrealized gain (loss)
      on investments ..........................     (209,206)     (84,385)    (53,989)    926,042
   Reinvested capital gains ...................           --           --          --          --
                                                  ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................         (304)     314,078      54,607     308,348
                                                  ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................       14,407       27,219       1,101       5,615
   Transfers between funds ....................     (362,698)    (182,030)    (58,617)    335,549
   Redemptions (note 3) .......................     (562,453)    (881,752)   (283,201)   (271,495)
   Annuity benefits ...........................           --           --          --          --
   Adjustments to maintain reserves ...........           91          777          97          (3)
                                                  ----------   ----------   ---------   ---------
         Net equity transactions ..............     (910,653)  (1,035,786)   (340,620)     69,666
                                                  ----------   ----------   ---------   ---------

Net change in contract owners' equity .........     (910,957)    (721,708)   (286,013)    378,014
Contract owners' equity beginning of period ...    5,907,556    7,731,672   3,586,243   3,051,771
                                                  ----------   ----------   ---------   ---------
Contract owners' equity end of period .........   $4,996,599    7,009,964   3,300,230   3,429,785
                                                  ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      415,506      572,252     256,029     281,157
                                                  ----------   ----------   ---------   ---------
   Units purchased ............................       16,236       62,655      10,692     453,023
   Units redeemed .............................      (79,964)    (138,086)    (34,885)   (450,956)
                                                  ----------   ----------   ---------   ---------
   Ending units ...............................      351,778      496,821     231,836     283,224
                                                  ==========   ==========   =========   =========

                                                        OppGlSec3              OppGlSec
                                                  -------------------   ----------------------
                                                     2004       2003       2004        2003
                                                  ---------   -------   ---------   ----------
Investment activity:
   Net investment income (loss) ...............       7,889      (851)     24,743       11,516
   Realized gain (loss) on investments ........      64,525        46     209,286     (147,823)
   Change in unrealized gain (loss)
      on investments ..........................     (30,882)   19,447    (105,649)     611,856
   Reinvested capital gains ...................          --        --          --           --
                                                  ---------   -------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      41,532    18,642     128,380      475,549
                                                  ---------   -------   ---------   ----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................      38,165     3,530          31       35,316
   Transfers between funds ....................     484,086   810,521    (192,050)  (1,889,036)
   Redemptions (note 3) .......................    (190,333)   (6,929)   (531,426)    (432,674)
   Annuity benefits ...........................          --        --        (791)      (1,676)
   Adjustments to maintain reserves ...........          39        70          74         (288)
                                                  ---------   -------   ---------   ----------
         Net equity transactions ..............     331,957   807,192    (724,162)  (2,288,358)
                                                  ---------   -------   ---------   ----------

Net change in contract owners' equity .........     373,489   825,834    (595,782)  (1,812,809)
Contract owners' equity beginning of period ...   1,457,193        --   5,015,588    6,785,273
                                                  ---------   -------   ---------   ----------
Contract owners' equity end of period .........   1,830,682   825,834   4,419,806    4,972,464
                                                  =========   =======   =========   ==========

CHANGES IN UNITS:
   Beginning units ............................     102,517        --     217,070      413,784
                                                  ---------   -------   ---------   ----------
   Units purchased ............................      45,631    74,412          --      130,026
   Units redeemed .............................     (22,629)     (665)    (30,580)    (270,368)
                                                  ---------   -------   ---------   ----------
   Ending units ...............................     125,519    73,747     186,490      273,442
                                                  =========   =======   =========   ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        OppMSFund                 StOpp2
                                                  --------------------   ----------------------
                                                     2004        2003       2004         2003
                                                  ---------   --------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............   $     955      1,784      (33,221)    (28,904)
   Realized gain (loss) on investments ........      59,702   (132,818)     757,201    (392,230)
   Change in unrealized gain (loss)
      on investments ..........................     (43,416)   189,224     (310,607)  1,003,158
   Reinvested capital gains ...................          --         --           --          --
                                                  ---------   --------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      17,241     58,190      413,373     582,024
                                                  ---------   --------   ----------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................          --         --        6,749      24,863
   Transfers between funds ....................      20,648    249,321   (2,168,445)   (268,777)
   Redemptions (note 3) .......................    (202,128)  (117,444)    (392,320)   (314,989)
   Annuity benefits ...........................          --         --           --          --
   Adjustments to maintain reserves ...........          29        (11)          77        (148)
                                                  ---------   --------   ----------   ---------
         Net equity transactions ..............    (181,451)   131,866   (2,553,939)   (559,051)
                                                  ---------   --------   ----------   ---------

Net change in contract owners' equity .........    (164,210)   190,056   (2,140,566)     22,973
Contract owners' equity beginning of period ...     989,400    666,383    6,179,025   4,166,819
                                                  ---------   --------   ----------   ---------
Contract owners' equity end of period .........   $ 825,190    856,439    4,038,459   4,189,792
                                                  =========   ========   ==========   =========
CHANGES IN UNITS:
   Beginning units ............................     124,707    104,893      305,709     278,354
                                                  ---------    -------   ----------   ---------
   Units purchased ............................       8,231    216,009        6,593     106,066
   Units redeemed .............................     (30,804)  (197,850)    (127,311)   (141,698)
                                                  ---------    -------   ----------   ---------
   Ending units ...............................     102,134    123,052      184,991     242,722
                                                  =========    =======   ==========   =========

                                                        StDisc2           VEWrldBdR1
                                                  -------------------   --------------
                                                    2004       2003       2004    2003
                                                  -------   ---------   -------   ----
Investment activity:
   Net investment income (loss) ...............    (4,663)     (4,642)     (496)    --
   Realized gain (loss) on investments ........    21,723    (104,530)      176     --
   Change in unrealized gain (loss)
      on investments ..........................    12,058     145,363     7,079     --
   Reinvested capital gains ...................        --          --        --     --
                                                  -------   ---------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    29,118      36,191     6,759     --
                                                  -------   ---------   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       315         518       340     --
   Transfers between funds ....................     8,378    (636,634)  306,559     --
   Redemptions (note 3) .......................   (17,995)    (26,555)   (6,375)    --
   Annuity benefits ...........................        --          --        --     --
   Adjustments to maintain reserves ...........        11          (8)        5     --
                                                  -------   ---------   -------    ---
         Net equity transactions ..............    (9,291)   (662,679)  300,529     --
                                                  -------   ---------   -------    ---

Net change in contract owners' equity .........    19,827    (626,488)  307,288     --
Contract owners' equity beginning of period ...   625,915   1,216,617        --     --
                                                  -------   ---------   -------    ---
Contract owners' equity end of period .........   645,742     590,129   307,288     --
                                                  =======   =========   =======    ===
CHANGES IN UNITS:
   Beginning units ............................    41,832     111,728        --     --
                                                  -------   ---------   -------    ---
   Units purchased ............................     3,504       4,557    31,023     --
   Units redeemed .............................    (4,142)    (68,022)     (635)    --
                                                  -------   ---------   -------    ---
   Ending units ...............................    41,194      48,263    30,388     --
                                                  =======   =========   =======    ===

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          VEWrldBd          VEWrldEMktR1
                                                  ----------------------   -------------
                                                     2004         2003      2004    2003
                                                  ----------   ---------   ------   ----
Investment activity:
   Net investment income (loss) ...............   $   97,034      14,795     (130)    --
   Realized gain (loss) on investments ........      (12,470)    101,144     (218)    --
   Change in unrealized gain (loss)
      on investments ..........................     (106,390)    (16,439)   4,811     --
   Reinvested capital gains ...................           --          --       --     --
                                                  ----------   ---------   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (21,826)     99,500    4,463     --
                                                  ----------   ---------   ------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        2,297       1,217       --     --
   Transfers between funds ....................     (466,073)   (225,411)  93,479     --
   Redemptions (note 3) .......................     (154,699)    (36,126)  (6,435)    --
   Annuity benefits ...........................           --          --       --     --
   Adjustments to maintain reserves ...........           13         (16)      (6)    --
                                                  ----------   ---------   ------    ---
         Net equity transactions ..............     (618,462)   (260,336)  87,038     --
                                                  ----------   ---------   ------    ---

Net change in contract owners' equity .........     (640,288)   (160,836)  91,501     --
Contract owners' equity beginning of period ...    1,226,528   1,224,461       --     --
                                                  ----------   ---------   ------    ---
Contract owners' equity end of period .........   $  586,240   1,063,625   91,501     --
                                                  ==========   =========   ======    ===
CHANGES IN UNITS:
   Beginning units ............................       90,150     104,803       --     --
                                                  ----------   ---------   ------    ---
   Units purchased ............................        7,490      48,596    9,968     --
   Units redeemed .............................      (53,321)    (70,302)    (680)    --
                                                  ----------   ---------   ------    ---
   Ending units ...............................       44,319      83,097    9,288     --
                                                  ==========   =========   ======    ===

                                                       VEWrldEMkt        VEWrldHAsR1
                                                  ------------------   --------------
                                                    2004       2003      2004    2003
                                                  --------   -------   -------   ----
Investment activity:
   Net investment income (loss) ...............       (732)   (2,600)     (134)    --
   Realized gain (loss) on investments ........    116,951   (11,857)      461     --
   Change in unrealized gain (loss)
      on investments ..........................   (147,729)   51,465     6,676     --
   Reinvested capital gains ...................         --        --        --     --
                                                  --------   -------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (31,510)   37,008     7,003     --
                                                  --------   -------   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      2,126       628    22,615     --
   Transfers between funds ....................   (208,940)   (9,782)   99,464     --
   Redemptions (note 3) .......................    (28,005)  (29,186)   (6,665)    --
   Annuity benefits ...........................       (669)     (439)       --     --
   Adjustments to maintain reserves ...........        (12)      (58)       --     --
                                                  --------   -------   -------    ---
         Net equity transactions ..............   (235,500)  (38,837)  115,414     --
                                                  --------   -------   -------    ---

Net change in contract owners' equity .........   (267,010)   (1,829)  122,417     --
Contract owners' equity beginning of period ...    773,772   478,085        --     --
                                                  --------   -------   -------    ---
Contract owners' equity end of period .........    506,762   476,256   122,417     --
                                                  ========   =======   =======    ===
CHANGES IN UNITS:
   Beginning units ............................     85,247    79,884        --     --
                                                  --------   -------   -------    ---
   Units purchased ............................     21,073    16,036    12,381     --
   Units redeemed .............................    (48,698)  (23,266)     (642)    --
                                                  --------   -------   -------    ---
   Ending units ...............................     57,622    72,654    11,739     --
                                                  ========   =======   =======    ===

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       VEWrldHAs               VKEmMkt              VKUSRealEst
                                                  -------------------   -------------------   ---------------------
                                                    2004       2003        2004       2003       2004        2003
                                                  --------   --------   ---------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $ (2,867)       111      (6,271)   (5,385)    (32,637)    (25,766)
   Realized gain (loss) on investments ........     29,472    (36,943)     34,567    46,139     183,781    (108,768)
   Change in unrealized gain (loss)
      on investments ..........................    (25,769)    54,405     (82,109)   76,373      81,168     527,789
   Reinvested capital gains ...................         --         --          --        --          --          --
                                                  --------   --------   ---------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................        836     17,573     (53,813)  117,127     232,312     393,255
                                                  --------   --------   ---------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................         --        102      10,666     8,315       7,162      19,476
   Transfers between funds ....................    228,429   (341,901)    450,747   272,172    (292,875)   (186,865)
   Redemptions (note 3) .......................    (42,685)   (22,591)    (80,214)  (42,756)   (420,699)   (188,473)
   Annuity benefits ...........................         --         --          --        --          --          --
   Adjustments to maintain reserves ...........       (117)      (484)          8        12       1,595      28,718
                                                  --------   --------   ---------   -------   ---------   ---------
         Net equity transactions ..............    185,627   (364,874)    381,207   237,743    (704,817)   (327,144)
                                                  --------   --------   ---------   -------   ---------   ---------

Net change in contract owners' equity .........    186,463   (347,301)    327,394   354,870    (472,505)     66,111
Contract owners' equity beginning of period ...    527,985    778,870     711,267   398,688   4,638,934   3,727,655
                                                  --------   --------   ---------   -------   ---------   ---------
Contract owners' equity end of period .........   $714,448    431,569   1,038,661   753,558   4,166,429   3,793,766
                                                  ========   ========   =========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     49,973    105,401      49,904    35,249     189,420     206,275
                                                  --------   --------   ---------   -------   ---------   ---------
   Units purchased ............................     44,417     36,267      58,030    55,765      18,606      23,057
   Units redeemed .............................    (28,202)   (86,503)    (32,095)  (33,920)    (48,152)    (43,897)
                                                  --------   --------   ---------   -------   ---------   ---------
   Ending units ...............................     66,188     55,165      75,839    57,094     159,874     185,435
                                                  ========   ========   =========   =======   =========   =========

See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                         NOTES TO FINANCIAL STATEMENTS

                             June 30, 2004 and 2003
                                  (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or payout phase may invest in the following:

               Portfolios of the American Century Variable Portfolios, Inc.
                  (American Century VP);
                  American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - Capital Appreciation Fund - Class I
                     (ACVPCapAp)
                  American Century VP - Income & Growth Fund - Class I
                     (ACVPIncGr)
                  American Century VP - Inflation Protection Fund - Class II
                     (ACVPInflaPro)
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III
                     (ACVPInt3)
                  American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)

               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio
                     (CSGPVen)
                  Credit Suisse Trust - International Focus Portfolio
                     (CSIntFoc)
                  Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                  Dreyfus VIF - Growth and Income Portfolio - Initial Shares
                     (DryVIFGrInc)

               Portfolio of the Federated Insurance Series (Federated IS);
                  Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                     (FidVIPEI)
                  Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio - Initial Class
                     (FidVIPHI)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class
                     (FidVIPOv)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class R
                     (FidVIPOvR)

                                                                     (Continued)

   NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
                     (FidVIPAM)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
                     (FidVIPCon)
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service
                     Class (FidVIPIGBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  III (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial
                     Class (FidVIPGrOp)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class (FidVIPValS)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
                  GVIT);
                  Gartmore GVIT Dreyfus International Value Fund - Class III
                     (GVITIntVal3)
                  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                     (GVITDMidCapI)
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)* Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3) Gartmore GVIT Global Financial Services Fund - Class III
                     (GVITGlFin3)
                  Gartmore GVIT Global Health Sciences Fund - Class III
                     (GVITGlHlth3)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class I (GVITGlTech)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class III (GVITGlTech3)
                  Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I
                     (GVITIntGro)*
                  Gartmore GVIT International Growth Fund - Class III
                     (GVITIntGro3)
                  Gartmore GVIT J.P. Morgan Balanced Fund - Class I
                     (GVITJPBal)
                  Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
                     (formerly Gartmore GVIT Strong Mid Cap Growth Fund -
                     Class I)
                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
                     (formerly Gartmore GVIT Total Return Fund - Class I)
                  Gartmore GVIT Nationwide(R) Leaders Fund - Class III
                     (GVITLead3)
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I
                     (GVITSmCapVal)
                  Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Turner Growth Focus Fund - Class I
                     (GVITTGroFoc)*
                  Gartmore GVIT Turner Growth Focus Fund - Class III
                     (GVITTGroFoc3)*
                  Gartmore GVIT U.S. Growth Leaders Fund - Class III
                     (GVITUSGro3)
                  Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
                     (GVITVKMultiSec)
                     (formerly Gartmore GVIT MAS Multi Sector Bond Fund -
                     Class I)

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service II Shares
                     (JanGlTechS2)
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGlTech)
                  Janus AS - International Growth Portfolio - Service II Shares
                     (JanIntGroS2)
                  Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Growth Portfolio(R) (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio - I Class Shares
                     (NBAMTGuard)
                  Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
                     (NBAMTLMat)
                  Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

        NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS)

               Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)

               Oppenheimer Balanced Fund/VA - Initial Class (OppBal)

                  (formerly Oppenheimer Multiple Strategies Fund/VA - Initial Class)

               Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)

               Oppenheimer Capital Appreciation Fund/VA - Initial Class
                  (OppCapAp)

               Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)

               Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)

               Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)

               Strong Opportunity Fund II, Inc. (StOpp2)

               Portfolio of the Strong Variable Insurance Funds, Inc. (Strong
                  VIF);
                  Strong VIF - Strong Discovery Fund II (StDisc2)
                  Strong VIF - Strong International Stock Fund II (StIntStk2)*

               Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck
                  WIT);
                  Van Eck WIT - Worldwide Bond Fund - Class R1(VEWrldBdR1) Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                  Van Eck WIT - Worldwide Emerging Markets Fund - Class R1
                     (VEWrldEMktR1)
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund - Class R1
                     (VEWrldHAsR1)
                  Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Portfolios of the Van Kampen Universal Institutional Funds, Inc.
                  (Van Kampen UIF);
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                     (VKEmMkt)
                  Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                     (VKUSRealEst)

               *At June 30, 2004 contract owners have not invested in this fund.

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore GVIT Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

   NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.20%, respectively.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2004 and 2003, total transfers to the Account from the fixed account were $157,383 and $24,386, respectively, and total transfers from the Account to the fixed account were $116,981 and $0, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $54,195 and $191,441 to the Account in the form of additional premium to contract owner accounts for the six month periods ended June 30, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

        NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS)

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30 for the year indicated, and the contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated.

                                           Contract                                             Investment
                                           Expense                   Unit         Contract       Income        Total
                                             Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                           --------   ---------   ----------   --------------   ----------   ---------
     American Century VP - Balanced Fund - Class I
        2004 ...........................     1.45%      158,891   $15.001636     $ 2,383,625       1.65%        2.10%
        2003 ...........................     1.45%      142,729    13.594077       1,940,268       2.48%        8.92%
        2002 ...........................     1.45%      169,179    13.050255       2,207,829       2.67%       -6.80%
        2001 ...........................     1.45%      196,450    14.385389       2,826,015       2.86%       -2.35%
        2000 ...........................     1.45%      228,124    15.431048       3,520,192       2.78%        0.50%

     American Century VP - Capital Appreciation Fund - Class I
        2004 ...........................     1.45%       61,118    10.039801         613,613       0.00%        2.34%
        2003 ...........................     1.45%       83,870     8.730197         732,201       0.00%        5.66%
        2002 ...........................     1.45%      155,991     9.493354       1,480,878       0.00%      -10.78%
        2001 ...........................     1.45%      247,058    12.777261       3,156,727       0.00%      -14.88%
        2000 ...........................     1.45%      304,839    16.279327       4,962,573       0.00%       16.55%

     American Century VP - Income & Growth Fund - Class I
        2004 ...........................     1.45%      165,178    10.547705       1,742,249       1.38%        4.05%
        2003 ...........................     1.45%      400,395     8.843862       3,541,038       0.69%       11.22%
        2002 ...........................     1.45%      454,674     8.911797       4,051,962       1.00%      -10.95%
        2001 ...........................     1.45%      355,845    10.581364       3,765,328       0.84%       -4.51%
        2000 ...........................     1.45%      502,935    12.041182       6,055,932       0.51%       -4.27%

     American Century VP - Inflation Protection Fund - Class II
        2004 ...........................     1.45%      167,855    10.233034       1,717,666       1.64%        0.09%
        2003 ...........................     1.45%           90    10.228921              92       0.00%        2.29% 04/30/03

     American Century VP - International Fund - Class I
        2004 ...........................     1.45%      125,256    13.785761       1,726,749       0.55%        1.52%
        2003 ...........................     1.45%      188,392    11.530945       2,172,338       0.78%        4.20%
        2002 ...........................     1.45%      410,094    13.375226       5,485,100       0.79%       -5.16%
        2001 ...........................     1.45%    1,072,628    16.018793      17,182,213       0.08%      -20.73%
        2000 ...........................     1.45%    1,231,028    23.000608      28,314,392       0.14%       -6.69%

     American Century VP - International Fund - Class III
        2004 ...........................     1.45%       58,423    10.010731         584,857       0.81%        1.52%
        2003 ...........................     1.45%      319,501    8.373362        2,675,298       0.57%        4.19%
        2002 ...........................     1.45%      223,591    9.712614        2,171,653       0.00%       -2.87% 05/01/02

     American Century VP - Ultra(R) Fund - Class I
        2004 ...........................     1.45%       13,531    10.214688         138,215       0.00%        4.25%
        2003 ...........................     1.45%       10,310     8.816698          90,900       0.00%       10.76%

     American Century VP - Value Fund - Class I
        2004 ...........................     1.45%      334,379    19.004444       6,354,687       1.01%        5.46%
        2003 ...........................     1.45%      330,188    15.403169       5,085,942       0.80%        8.63%
        2002 ...........................     1.45%      636,363    15.708807       9,996,504       0.80%       -4.60%
        2001 ...........................     1.45%      571,129    15.763233       9,002,843       0.68%        6.43%
        2000 ...........................     1.45%      148,757    12.122333       1,803,282       1.17%       -4.69%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
        2004 ...........................     1.45%       17,569    10.892276         191,366       0.00%        6.95%
        2003 ...........................     1.45%       19,551     8.240519         161,110       0.00%       17.74%
        2002 ...........................     1.45%       35,077     9.199905         322,705       0.00%      -14.71%
        2001 ...........................     1.45%       51,164    12.242038         625,777       0.00%      -20.19%
        2000 ...........................     1.45%       70,624    20.010871       1,413,248       0.00%        4.22%

     Credit Suisse Trust - International Focus Portfolio
        2004 ...........................     1.45%       87,318     9.178013         801,406       0.00%        0.29%
        2003 ...........................     1.45%      106,821     7.538975         805,321       0.00%        8.05%
        2002 ...........................     1.45%      177,247     8.639855       1,531,388       0.00%       -2.26%
        2001 ...........................     1.45%      766,838     9.631781       7,386,011       0.00%      -16.55%
        2000 ...........................     1.45%      540,951    14.317097       7,744,848       0.00%       -9.40%

                                                                     (Continued)

   NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

                                           Contract                                             Investment
                                           Expense                   Unit         Contract       Income        Total
                                             Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                           --------   ---------   ----------   --------------   ----------   ---------
     Credit Suisse Trust - Small Cap Growth Portfolio
        2004 ...........................     1.45%      149,986   $13.920751     $ 2,087,918       0.00%        6.69%
        2003 ...........................     1.45%      195,853    10.515534       2,059,499       0.00%       17.98%
        2002 ...........................     1.45%      247,220    10.603591       2,621,420       0.00%      -22.26%
        2001 ...........................     1.45%      300,697    14.123836       4,246,988       0.00%      -14.18%
        2000 ...........................     1.45%      744,926    20.759895      15,464,585       0.00%        1.66%

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2004 ...........................     1.45%       26,655    11.238732         299,568       0.00%        8.90%
        2003 ...........................     1.45%       11,396     8.498926          96,854       0.00%       11.82%

     Dreyfus Socially Responsible Growth Fund, Inc., The
        2004 ...........................     1.45%       62,942    13.996848         880,990       0.01%        2.00%
        2003 ...........................     1.45%       83,833    12.098301       1,014,236       0.01%        9.48%
        2002 ...........................     1.45%      126,909    12.985174       1,647,935       0.01%      -17.72%
        2001 ...........................     1.45%      221,346    17.636618       3,903,796       0.01%      -14.74%
        2000 ...........................     1.45%      289,259    24.018088       6,947,449       0.02%        1.81%

     Dreyfus Stock Index Fund, Inc. - Initial Shares
        2004 ...........................     1.45%      964,540    17.604336      16,980,086       0.66%        2.59%
        2003 ...........................     1.45%    1,078,329    15.034843      16,212,507       0.70%       10.83%
        2002 ...........................     1.45%    1,455,195    15.258290      22,203,787       0.30%      -13.94%
        2001 ...........................     1.45%    1,888,199    18.949213      35,779,883       0.47%       -7.51%
        2000 ...........................     1.45%    2,622,190    22.623849      59,324,031       0.49%       -1.27%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2004 ...........................     1.45%      275,458    12.458007       3,431,658       0.03%        1.18%
        2003 ...........................     1.45%      281,680    11.107080       3,128,643       0.02%        7.72%
        2002 ...........................     1.45%      239,468    11.389633       2,727,453       0.01%       -9.34%
        2001 ...........................     1.45%      217,964    13.081946       2,851,390       0.01%       -6.94%
        2000 ...........................     1.45%      284,037    14.650233       4,161,208       0.00%        2.05%

     Dreyfus VIF - Growth and Income Portfolio - Initial Shares
        2004 ...........................     1.45%       97,911    11.723107       1,147,821       0.41%       -0.01%
        2003 ...........................     1.45%      110,039    10.332630       1,136,992       0.35%        9.93%
        2002 ...........................     1.45%      191,096    10.747087       2,053,725       0.13%      -15.86%
        2001 ...........................     1.45%      201,259    13.644975       2,746,173       0.21%       -0.89%
        2000 ...........................     1.45%      286,778    14.284486       4,096,476       0.27%       -1.61%

     Federated IS - Quality Bond Fund II - Primary Shares
        2004 ...........................     1.45%      107,625    10.930056       1,176,347       3.56%       -0.74%
        2003 ...........................     1.45%      402,504    11.112156       4,472,687       2.69%        4.07%
        2002 ...........................     1.45%       26,274    10.096244         265,269       0.00%        0.96% 05/01/02

     Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
        2004 ...........................     1.45%      884,591    17.239092      15,249,546       1.60%        2.74%
        2003 ...........................     1.45%      962,509    14.358730      13,820,407       2.13%        9.91%
        2002 ...........................     1.45%    1,146,293    14.872549      17,048,299       1.61%       -6.82%
        2001 ...........................     1.45%    1,350,444    16.766192      22,641,809       1.69%       -1.62%
        2000 ...........................     1.45%    1,545,135    15.410951      23,812,000       1.88%       -3.37%

     Fidelity(R) VIP - Growth Portfolio - Initial Class
        2004 ...........................     1.45%      702,406    16.204723      11,382,295       0.25%        0.74%
        2003 ...........................     1.45%      894,856    13.839608      12,384,456       0.28%       12.64%
        2002 ...........................     1.45%    1,090,407    14.300650      15,593,529       0.24%      -19.83%
        2001 ...........................     1.45%    1,416,732    19.718847      27,936,325       0.08%      -10.29%
        2000 ...........................     1.45%    2,002,850    26.144369      52,363,249       0.13%        4.35%

     Fidelity(R) VIP - High Income Portfolio - Initial Class
        2004 ...........................     1.45%    1,170,515    10.856531      12,707,732       5.82%       -0.06%
        2003 ...........................     1.45%    1,232,211    10.077232      12,417,277       4.52%       16.35%
        2002 ...........................     1.45%      739,687     8.063756       5,964,655       8.50%       -5.09%
        2001 ...........................     1.45%    1,170,599     9.000013      10,535,407      14.11%       -7.86%
        2000 ...........................     1.45%    1,705,258    12.076463      20,593,485       7.21%       -5.53%

        NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS)

                                           Contract                                             Investment
                                            Expense                  Unit         Contract        Income       Total
                                             Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                           --------   ---------   ----------   --------------   ----------   ---------
     Fidelity(R) VIP - Overseas Portfolio - Initial Class
        2004 ...........................     1.45%      100,390   $12.918215     $ 1,296,860       1.23%        0.26%
        2003 ...........................     1.45%      142,987     9.991085       1,428,595       0.90%        9.56%
        2002 ...........................     1.45%      204,590    11.237902       2,299,162       0.71%       -3.19%
        2001 ...........................     1.45%      621,645    13.135138       8,165,394       7.11%      -12.10%
        2000 ...........................     1.45%      773,773    17.664686      13,668,457       1.51%       -5.75%

     Fidelity(R) VIP - Overseas Portfolio - Initial Class R
        2004 ...........................     1.45%      254,206    10.943627       2,781,936       0.36%        0.26%
        2003 ...........................     1.45%       30,534     8.460554         258,335       0.90%        9.48%
        2002 ...........................     1.45%       10,606     9.515889         100,926       0.00%       -4.84% 05/01/02

     Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
        2004 ...........................     1.45%      324,275    15.318044       4,967,259       2.77%        0.55%
        2003 ...........................     1.45%      365,753    14.328477       5,240,684       3.70%        9.35%
        2002 ...........................     1.45%      447,839    13.253258       5,935,326       3.85%       -9.02%
        2001 ...........................     1.45%      546,505    14.757166       8,064,870       4.21%       -4.26%
        2000 ...........................     1.45%      668,670    16.050358      10,732,393       3.26%       -1.41%

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
        2004 ...........................     1.45%      761,824    21.543508      16,412,361       0.32%        5.55%
        2003 ...........................     1.45%      699,461    17.538130      12,267,238       0.48%        8.79%
        2002 ...........................     1.45%      897,109    17.776246      15,947,230       0.81%       -1.49%
        2001 ...........................     1.45%    1,088,871    18.658586      20,316,790       0.81%      -10.59%
        2000 ...........................     1.45%    1,348,373    22.215540      29,954,835       0.38%       -2.03%

     Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class
        2004 ...........................     1.45%      202,086    10.049691       2,030,902       6.05%       -0.68%
        2003 ...........................     1.45%          521    10.140799           5,283       0.00%        1.41% 05/01/03

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
        2004 ...........................     1.45%      191,688     9.435206       1,808,616       0.53%        0.72%
        2003 ...........................     1.45%      224,249     8.209448       1,840,960       0.84%       12.17%
        2002 ...........................     1.45%      350,838     8.186124       2,872,003       1.62%      -13.85%
        2001 ...........................     1.45%      952,862    10.206192       9,725,094       0.42%       -9.43%
        2000 ...........................     1.45%    1,741,992    13.187046      22,971,728       1.62%       -4.35%

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        2004 ...........................     1.45%      126,742    12.120193       1,536,138       0.00%        4.81%
        2003 ...........................     1.45%       32,264     8.971465         289,455       0.00%       20.64%

     Gartmore GVIT Dreyfus International Value Fund - Class III
        2004 ...........................     1.45%       12,658    14.714650         186,258       9.89%        6.81%

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2004 ...........................     1.45%      282,909    11.777947       3,332,087       0.23%        4.97%
        2003 ...........................     1.45%      326,487     9.398164       3,068,379       0.20%       11.15%
        2002 ...........................     1.45%      216,473     9.685123       2,096,568       0.08%       -4.39%
        2001 ...........................     1.45%      118,953    10.408245       1,238,090       0.31%       -0.07%
        2000 ...........................     1.45%          655     9.855355           6,455       0.25%       -1.45% 05/01/00

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 ...........................     1.45%        1,056     7.816555           8,254       0.30%       15.35%
        2002 ...........................     1.45%        8,442     7.852734          66,293       0.00%       -3.19%
        2001 ...........................     1.45%        2,510     8.791520          22,067       0.65%        1.27%

     Gartmore GVIT Emerging Markets Fund - Class III
        2004 ...........................     1.45%       21,249    11.969411         254,338       0.06%       -1.97%
        2003 ...........................     1.45%        4,789     8.635431          41,355       0.40%       15.17%
        2002 ...........................     1.45%          586     8.689188           5,092       0.00%      -13.11% 05/01/02

     Gartmore GVIT Global Financial Services Fund - Class III
        2004 ...........................     1.45%       17,416    12.431023         216,499       0.81%        3.95%
        2003 ...........................     1.45%       10,940     9.675818         105,853       0.00%       12.80%

     Gartmore GVIT Global Health Sciences Fund - Class III
        2004 ...........................     1.45%       34,801    11.743706         408,693       0.00%        5.36%
        2003 ...........................     1.45%        7,146    10.371858          74,118       0.00%       25.43%

                                                                     (Continued)

   NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

                                           Contract                                             Investment
                                            Expense                  Unit         Contract        Income       Total
                                             Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                           --------   ---------   ----------   --------------   ----------   ---------
     Gartmore GVIT Global Technology and Communications Fund - Class I
        2004 ...........................     1.45%        1,086   $ 2.921694     $     3,173       0.00%        0.08%
        2003 ...........................     1.45%        1,736     2.386007           4,142       0.00%       25.03%
        2002 ...........................     1.45%        5,426     2.284574          12,396       0.00%      -32.49%
        2001 ...........................     1.45%        9,136     4.219407          38,549       0.00%      -29.63%

     Gartmore GVIT Global Technology and Communications Fund - Class III
        2004 ...........................     1.45%        9,631    10.896484         104,944       0.00%        0.07%
        2003 ...........................     1.45%        6,144     8.886464          54,599       0.00%       24.82%
        2002 ...........................     1.45%          191     8.482301           1,620       0.00%      -15.18% 05/01/02

     Gartmore GVIT Global Utilities Fund - Class III
        2004 ...........................     1.45%       15,197    11.020475         167,478       0.63%        4.67%
        2003 ...........................     1.45%        6,977     9.479675          66,140       0.18%       10.18%

     Gartmore GVIT Government Bond Fund - Class I
        2004 ...........................     1.45%      443,001    14.484891       6,416,821       3.41%       -0.81%
        2003 ...........................     1.45%    1,056,493    14.873261      15,713,496       1.92%        2.38%
        2002 ...........................     1.45%    1,046,219    13.738517      14,373,498       1.11%        3.44%
        2001 ...........................     1.45%    1,083,924    12.778557      13,850,985       2.50%        1.69%
        2000 ...........................     1.45%    1,035,997    11.701224      12,122,433       2.87%        3.28%

     Gartmore GVIT Growth Fund - Class I
        2004 ...........................     1.45%      123,439     9.969371       1,230,609       0.06%        1.92%
        2003 ...........................     1.45%      172,857     8.539090       1,476,042       0.00%       14.20%
        2002 ...........................     1.45%      452,818     8.755394       3,964,600       0.00%      -17.75%
        2001 ...........................     1.45%      462,279    11.740500       5,427,382       0.00%      -21.89%
        2000 ...........................     1.45%      558,799    20.765687      11,603,845       0.16%        0.03%

     Gartmore GVIT ID Aggressive Fund - Class II
        2004 ...........................     1.45%        9,108    11.025090         100,417       0.68%        3.22%
        2003 ...........................     1.45%          563     9.047249           5,094       0.62%       10.08%

     Gartmore GVIT ID Conservative Fund - Class II
        2004 ...........................     1.45%       18,253    10.567173         192,883       1.03%        0.23%
        2003 ...........................     1.45%       49,003    10.232898         501,442       1.05%        3.21%
        2002 ...........................     1.45%       23,053     9.946889         229,306       0.38%       -0.53% 01/25/02

     Gartmore GVIT ID Moderate Fund - Class II
        2004 ...........................     1.45%      120,683    10.851379       1,309,577       0.75%        1.72%
        2003 ...........................     1.45%       58,064     9.657130         560,731       0.88%        7.10%
        2002 ...........................     1.45%        2,383     9.634831          22,960       0.00%       -3.65% 01/25/02

     Gartmore GVIT ID Moderately Aggressive Fund - Class II
        2004 ...........................     1.45%       38,685    10.960149         423,993       0.55%        2.47%
        2003 ...........................     1.45%       29,962     9.318441         279,199       0.86%        8.73%
        2002 ...........................     1.45%        1,585     9.537257          15,117       0.00%       -4.63% 01/25/02

     Gartmore GVIT ID Moderately Conservative Fund - Class II
        2004 ...........................     1.45%       51,890    10.747812         557,704       0.98%        0.84%
        2003 ...........................     1.45%       22,008     9.999056         220,060       1.18%        5.12%
        2002 ...........................     1.45%        1,973     9.801724          19,339       0.00%       -1.98% 01/25/02

     Gartmore GVIT International Growth Fund - Class III
        2004 ...........................     1.45%        5,259    10.192506          53,602       0.00%       -1.51%
        2003 ...........................     1.45%        1,914     8.082657          15,470       0.00%        4.17%
        2001 ...........................     1.45%          368     7.358100           2,710       0.87%      -20.17%

     Gartmore GVIT J.P. Morgan Balanced Fund - Class I
        2004 ...........................     1.45%           98    10.101857             990       0.81%        1.02% 05/03/04

     Gartmore GVIT Mid Cap Growth Fund - Class I
        2004 ...........................     1.45%      705,044     5.023468       3,541,766       0.00%        5.71%
        2003 ...........................     1.45%      495,603     4.182375       2,072,798       0.00%       21.55%
        2002 ...........................     1.45%       81,831     4.198071         343,532       0.00%      -24.27%
        2001 ...........................     1.45%       79,067     6.910267         546,373       0.00%      -14.40%
        2000 ...........................     1.45%       13,437    10.093688         135,629       0.00%        0.94% 05/01/00

        NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS)

                                           Contract                                             Investment
                                            Expense                  Unit         Contract        Income       Total
                                             Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                           --------   ---------   ----------   --------------   ----------   ---------
     Gartmore GVIT Money Market Fund - Class I
        2004 ...........................     1.45%      946,306   $12.059097     $11,411,596       0.30%       -0.48%
        2003 ...........................     1.45%    1,333,136    12.175792      16,231,986       0.41%       -0.35%
        2002 ...........................     1.45%    2,116,908    12.117784      25,652,233       0.50%       -0.10%
        2001 ...........................     1.45%    3,421,719    12.052973      41,241,888       2.34%        1.57%
        2000 ...........................     1.45%    3,369,898    11.797208      39,755,387       2.53%        2.07%

     Gartmore GVIT Nationwide(R) Fund - Class I
        2004 ...........................     1.45%      203,372    15.845850       3,222,602       0.51%        1.44%
        2003 ...........................     1.45%      252,418    13.856422       3,497,610       0.37%       11.47%
        2002 ...........................     1.45%      328,545    14.248911       4,681,408       0.16%       -6.64%
        2001 ...........................     1.45%      440,033    16.061241       7,067,476       0.35%       -8.56%
        2000 ...........................     1.45%      612,008    18.683819      11,434,647       0.23%        2.61%

     Gartmore GVIT Nationwide(R) Leaders Fund - Class III
        2004 ...........................     1.45%       11,119    10.721235         119,209       0.00%        3.56%
        2003 ...........................     1.45%       18,911     8.886557         168,054       0.21%        6.24%

     Gartmore GVIT Small Cap Growth Fund - Class I
        2004 ...........................     1.45%       49,211     6.312984         310,668       0.00%        2.72%
        2003 ...........................     1.45%       81,744     5.341411         436,629       0.00%       15.00%
        2002 ...........................     1.45%       69,708     5.648174         393,723       0.00%      -20.05%
        2001 ...........................     1.45%       74,772     7.579429         566,728       0.00%       -5.74%
        2000 ...........................     1.45%        1,857    10.162596          18,872       0.00%        1.63% 05/01/00

     Gartmore GVIT Small Cap Value Fund - Class I
        2004 ...........................     1.45%      321,545    17.273509       5,554,210       0.00%        4.69%
        2003 ...........................     1.45%      405,907    12.638818       5,130,185       0.00%       18.41%
        2002 ...........................     1.45%      843,947    12.941093      10,921,597       0.00%      -12.97%
        2001 ...........................     1.45%      580,447    15.303262       8,882,730       0.00%       30.08%
        2000 ...........................     1.45%      140,566    11.829432       1,662,816       0.00%       10.21%

     Gartmore GVIT Small Company Fund - Class I
        2004 ...........................     1.45%      318,995    23.522135       7,503,443       0.00%        6.04%
        2003 ...........................     1.45%      387,425    18.253306       7,071,787       0.00%       14.35%
        2002 ...........................     1.45%      444,334    18.607014       8,267,729       0.00%       -5.03%
        2001 ...........................     1.45%      656,624    20.871284      13,704,587       0.10%       -2.06%
        2000 ...........................     1.45%      574,272    21.215310      12,183,359       0.03%        6.84%

     Gartmore GVIT Turner Growth Focus Fund - Class I
        2003 ...........................     1.45%        4,530     2.592893          11,746       0.00%       21.24%
        2002 ...........................     1.45%        6,911     2.444812          16,896       0.00%      -35.63%
        2001 ...........................     1.45%       51,957     4.572718         237,584       0.00%      -27.67%

     Gartmore GVIT Turner Growth Focus Fund - Class III
        2003 ...........................     1.45%        1,918     9.053187          17,364       0.00%       21.03%

     Gartmore GVIT U.S. Growth Leaders Fund - Class III
        2004 ...........................     1.45%       16,737    12.475562         208,803       0.00%        1.70%
        2003 ...........................     1.45%       10,271    10.323372         106,031       0.00%       26.39%

     Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
        2004 ...........................     1.45%       55,875    12.301298         687,335       2.34%       -1.24%
        2003 ...........................     1.45%       90,540    12.054278       1,091,394       2.76%        6.93%
        2002 ...........................     1.45%       37,223    10.811540         402,438       0.93%        1.33%
        2001 ...........................     1.45%       18,439    10.395211         191,681       3.56%        0.03%
        2000 ...........................     1.45%       62,023    10.153955         629,778       2.88%        1.54% 05/01/00

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2004 ...........................     1.45%       65,126     6.240854         406,442       0.00%        5.04%
        2003 ...........................     1.45%      103,459     5.407507         559,455       0.13%        7.84%
        2002 ...........................     1.45%      166,235     5.585433         928,494       0.00%       -7.71%
        2001 ...........................     1.45%      241,603     6.739292       1,628,230       0.65%      -14.23%
        2000 ...........................     1.45%       85,700     9.299486         796,966       0.08%       -7.01% 05/01/00

                                                                     (Continued)

   NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

                                           Contract                                             Investment
                                            Expense                  Unit         Contract        Income       Total
                                             Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                           --------   ---------   ----------   --------------   ----------   ---------
     Janus AS - Global Technology Portfolio - Service II Shares
        2004 ...........................     1.45%       5,242    $10.114787     $    53,022       0.00%       -1.55%
        2003 ...........................     1.45%       1,455      8.360823          12,165       0.00%       18.00%
        2002 ...........................     1.45%       2,459      8.513866          20,936       0.00%      -14.86% 05/01/02

     Janus AS - Global Technology Portfolio - Service Shares
        2004 ...........................     1.45%      18,228      3.429778          62,518       0.00%       -1.57%
        2003 ...........................     1.45%      29,807      2.833917          84,470       0.00%       17.40%
        2002 ...........................     1.45%      77,706      2.896061         225,041       0.00%      -30.16%
        2001 ...........................     1.45%     103,266      4.935362         509,655       0.48%      -26.49%
        2000 ...........................     1.45%      59,691     10.078773         601,612       0.00%        0.79% 05/01/00

     Janus AS - International Growth Portfolio - Service II Shares
        2004 ...........................     1.45%      10,436     10.109067         105,498       0.08%       -1.40%
        2003 ...........................     1.45%       8,052      8.163073          65,729       0.85%        5.57%
        2002 ...........................     1.45%       7,839      9.209628          72,194       0.00%       -7.90% 05/01/02

     Janus AS - International Growth Portfolio - Service Shares
        2004 ...........................     1.45%      22,515      5.678163         127,844       0.46%       -1.49%
        2003 ...........................     1.45%      51,585      4.589523         236,750       0.74%        5.57%
        2002 ...........................     1.45%     115,464      5.182138         598,350       0.00%      -12.79%
        2001 ...........................     1.45%     254,485      6.603812       1,680,570       0.57%      -16.15%
        2000 ...........................     1.45%     151,631      9.721625       1,474,100       0.00%       -2.78% 05/01/00

     Neuberger Berman AMT - Growth Portfolio(R) - I Class
        2004 ...........................     1.45%      88,223     12.580229       1,109,866       0.00%        6.71%
        2003 ...........................     1.45%      96,308     10.337639         995,597       0.00%       13.55%
        2002 ...........................     1.45%     137,591     10.698928       1,472,076       0.00%      -20.28%
        2001 ...........................     1.45%     209,212     15.774106       3,300,134       0.00%      -19.34%
        2000 ...........................     1.45%     466,172     25.478752      11,877,480       0.00%       13.43%

     Neuberger Berman AMT - Guardian Portfolio - I Class
        2004 ...........................     1.45%      63,279      9.894869         626,137       0.00%        3.47%
        2003 ...........................     1.45%      75,213      8.336662         627,025       0.00%       13.20%
        2002 ...........................     1.45%     114,612      8.959416       1,026,857       0.69%      -11.82%
        2001 ...........................     1.45%      94,705     10.557875         999,889       0.45%        0.85%
        2000 ...........................     1.45%      47,012     10.816571         508,508       0.81%        2.98%

     Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) - I Class
        2004 ...........................     1.45%     527,746     12.967636       6,843,618       0.00%       -0.72%
        2003 ...........................     1.45%     437,855     13.094694       5,733,577       0.00%        1.19%
        2002 ...........................     1.45%     529,551     12.631687       6,689,122       4.97%        1.33%
        2001 ...........................     1.45%     439,572     12.082635       5,311,184       6.17%        3.90%
        2000 ...........................     1.45%     452,801     11.180616       5,062,595       6.34%        1.19%

     Neuberger Berman AMT - Partners Portfolio(R) - I Class
        2004 ...........................     1.45%     215,665     17.037699       3,674,435       0.00%        4.63%
        2003 ...........................     1.45%     337,431     14.295200       4,823,644       0.00%       16.87%
        2002 ...........................     1.45%     306,377     14.647397       4,487,626       0.53%      -10.48%
        2001 ...........................     1.45%     431,346     16.855236       7,270,437       0.38%       -1.36%
        2000 ...........................     1.45%     583,818     16.999214       9,924,447       0.79%       -1.26%

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2004 ...........................     1.45%      49,471      5.051499         249,903       0.00%        9.28%
        2003 ...........................     1.45%      70,337      4.216335         296,564       0.00%       12.90%
        2002 ...........................     1.45%      71,219      4.312222         307,112       0.82%      -17.83%
        2001 ...........................     1.45%     150,327      5.615728         844,193       0.91%      -27.53%
        2000 ...........................     1.45%      60,811     10.658929         648,181       0.00%        6.59% 05/01/00

     Oppenheimer Balanced Fund/VA - Initial Class
        2004 ...........................     1.45%     177,868     17.210951       3,061,277       1.03%        0.61%
        2003 ...........................     1.45%     172,228     15.360141       2,645,446       2.94%       10.57%
        2002 ...........................     1.45%     228,677     14.526756       3,321,935       3.36%       -7.66%
        2001 ...........................     1.45%     281,906     16.332813       4,604,322       3.62%        4.57%
        2000 ...........................     1.45%     315,849     15.770381       4,981,059       4.55%        5.92%

        NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS)

                                           Contract                                             Investment
                                            Expense                  Unit         Contract        Income       Total
                                             Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                           --------   ---------   ----------   --------------   ----------   ---------
     Oppenheimer Bond Fund/VA - Initial Class
        2004 ...........................     1.45%      351,778   $14.203843     $ 4,996,599       4.49%      -0.10%
        2003 ...........................     1.45%      496,821    14.109636       7,009,964       5.67%       4.43%
        2002 ...........................     1.45%      768,500    12.774927       9,817,531       7.36%       1.64%
        2001 ...........................     1.45%      688,984    12.379530       8,529,295       7.50%       4.62%
        2000 ...........................     1.45%      617,440    11.453095       7,071,599       8.05%       1.21%

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2004 ...........................     1.45%      231,836    14.235191       3,300,230       0.32%       1.63%
        2003 ...........................     1.45%      283,224    12.109796       3,429,785       0.42%      11.57%
        2002 ...........................     1.45%      444,644    12.081752       5,372,079       0.55%     -19.77%
        2001 ...........................     1.45%      567,600    16.506688       9,369,201       0.61%      -5.57%
        2000 ...........................     1.45%    1,038,664    19.311148      20,057,794       0.09%       8.63%

     Oppenheimer Global Securities Fund/VA - Class 3
        2004 ...........................     1.45%      125,519    14.584896       1,830,682       1.20%       2.61%
        2003 ...........................     1.45%       73,747    11.198209         825,834       0.00%      11.98% 05/01/03

     Oppenheimer Global Securities Fund/VA - Initial Class
        2004 ...........................     1.45%      186,490    23.698567       4,419,546       1.25%       2.59%
        2003 ...........................     1.45%      273,442    18.177322       4,970,443       0.92%      10.91%
        2002 ...........................     1.45%      412,707    19.684305       8,123,850       0.49%      -7.84%
        2001 ...........................     1.45%      544,713    22.413075      12,208,687       0.67%      -9.04%
        2000 ...........................     1.45%      547,754    26.146927      14,322,084       0.29%       9.90%

     Oppenheimer Main Street Fund(R)/VA - Initial Class
        2004 ...........................     1.45%      102,134     8.079486         825,190       0.80%       1.84%
        2003 ...........................     1.45%      123,052     6.959975         856,439       0.96%       9.55%
        2002 ...........................     1.45%       88,526     7.328024         648,721       0.65%      -7.69%
        2001 ...........................     1.45%      102,721     8.372770         860,061       0.44%      -6.63%
        2000 ...........................     1.45%       17,913     9.920895         177,713       0.00%      -0.79% 05/01/00

     Strong Opportunity Fund II, Inc. - Investor Class
        2004 ...........................     1.45%      184,991    21.830572       4,038,459       0.00%       8.01%
        2003 ...........................     1.45%      242,722    17.261686       4,189,792       0.00%      15.31%
        2002 ...........................     1.45%      408,777    17.482689       7,146,521       0.00%     -15.77%
        2001 ...........................     1.45%      442,943    21.724482       9,622,706       0.23%      -0.68%
        2000 ...........................     1.45%      515,804    21.513187      11,096,588       0.00%       3.33%

     Strong VIF - Strong Discovery Fund II
        2004 ...........................     1.45%       41,194    15.675637         645,742       0.00%       4.77%
        2003 ...........................     1.45%       48,263    12.227353         590,129       0.00%      12.29%
        2002 ...........................     1.45%       75,729    11.900896         901,243       0.00%      -5.24%
        2001 ...........................     1.45%       76,980    13.338612       1,026,806       0.67%       8.94%
        2000 ...........................     1.45%       80,401    13.205923       1,061,769       0.00%      10.97%

     Van Eck WIT - Worldwide Bond Fund - Class R1
        2004 ...........................     1.45%       30,388    10.112156         307,288       0.00%       1.12% 05/03/04

     Van Eck WIT - Worldwide Bond Fund - Initial Class
        2004 ...........................     1.45%       44,319    13.227724         586,240      11.37%      -2.78%
        2003 ...........................     1.45%       83,097    12.799795       1,063,625       2.06%       9.55%
        2002 ...........................     1.45%       94,653    10.620295       1,005,243       0.00%       8.98%
        2001 ...........................     1.45%      100,726     9.587958         965,758       4.53%      -7.98%
        2000 ...........................     1.45%      132,575    10.283363       1,363,317       5.16%      -0.92%

     Van Eck WIT - Worldwide Emerging Markets Fund - Class R1
        2004 ...........................     1.45%        9,288     9.851526          91,501       0.00%      -1.48% 05/03/04

     Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class
        2004 ...........................     1.45%       57,622     8.791003         506,555       0.66%      -3.04%
        2003 ...........................     1.45%       72,654     6.540013         475,158       0.11%       9.61%
        2002 ...........................     1.45%      108,257     6.613282         715,934       0.17%       6.06%
        2001 ...........................     1.45%      123,935     6.351413         787,162       0.00%      -1.45%
        2000 ...........................     1.45%      171,781     9.780623       1,680,125       0.00%     -13.05%

   NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

                                           Contract                                             Investment
                                            Expense                  Unit         Contract        Income       Total
                                             Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                           --------   ---------   ----------   --------------   ----------   ---------
     Van Eck WIT - Worldwide Hard Assets Fund - Class R1
        2004 ...........................     1.45%       11,739   $10.428193    $    122,417       0.00%       4.28% 05/03/04

     Van Eck WIT - Worldwide Hard Assets Fund - Initial Class
        2004 ...........................     1.45%       66,188    10.794227         714,448       0.33%       2.37%
        2003 ...........................     1.45%       55,165     7.823231         431,569       0.57%       5.87%
        2002 ...........................     1.45%       47,750     8.377298         400,016       0.72%       8.56%
        2001 ...........................     1.45%       59,080     8.385501         495,417       1.10%      -4.11%
        2000 ...........................     1.45%       71,731     8.217232         589,430       1.32%       3.17%

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class I
        2004 ...........................     1.45%       75,839    13.695601       1,038,661       0.00%      -3.91%
        2003 ...........................     1.45%       57,094    13.198555         753,558       0.00%      16.69%
        2002 ...........................     1.45%       35,488    10.448020         370,779       0.00%      -0.57%
        2001 ...........................     1.45%       25,395    10.074117         255,831       0.00%       4.02%
        2000 ...........................     1.45%       32,561     9.328919         303,759       0.00%       5.74%

     Van Kampen UIF - U.S. Real Estate Portfolio - Class I
        2004 ...........................     1.45%      159,874    26.060706       4,166,429       0.00%       6.41%
        2003 ...........................     1.45%      185,435    20.458736       3,793,766       0.00%      13.21%
        2002 ...........................     1.45%      274,050    20.264933       5,553,605       0.00%       9.64%
        2001 ...........................     1.45%      270,156    18.321540       4,949,683       0.00%       7.30%
        2000 ...........................     1.45%      247,914    15.349031       3,805,240       4.29%      13.45%
                                                                                ------------

     2004 Reserves for annuity contracts in payout phase: ..................          14,323
                                                                                ------------
     2004 Contract owners' equity ..........................................    $203,877,034
                                                                                ============

     2003 Reserves for annuity contracts in payout phase: ..................          11,332
                                                                                ------------
     2003 Contract owners' equity ..........................................    $207,791,219
                                                                                ============

     2002 Reserves for annuity contracts in payout phase: ..................          33,061
                                                                                ------------
     2002 Contract owners' equity ..........................................    $255,253,409
                                                                                ============

     2001 Reserves for annuity contracts in payout phase: ..................          66,014
                                                                                ------------
     2001 Contract owners' equity ..........................................    $369,162,898
                                                                                ============

     2000 Reserves for annuity contracts in payout phase: ..................         103,817
                                                                                ------------
     2000 Contract owners' equity ..........................................    $504,965,767
                                                                                ============

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six month period indicated or from the effective date through the end of the six month period.

--------------------------------------------------------------------------------

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